Aon Funds
                                                      Annual Report
                                                      October 31, 1997

Aon Funds
1-800-AON-FUNDS


                                                  December 31, 1997

Dear Fellow Shareholder:

Fiscal 1997 was a year of growth for the Aon Funds as assets more than doubled. Aggregate net assets at October 31, 1997 exceeded $1.3 billion. Share performance, detailed on the following pages, reflects equity market strength and a declining interest rate environment during the year.

It is a management goal that shareholders benefit from expense control. Aon Advisors, the Fund's investment advisor, waived a portion of its advisory fee during 1997, helping to achieve that goal. The Funds are now pure no-load with elimination earlier this year of the Fund's distribution fee charged to former C Class shareholders. Finally, this "no frills" annual report reflects the commitment to expense control.

Thank you for your continued support.

Sincerely,

/s/ Michael A. Conway

Michael A. Conway
President

                                  TABLE OF CONTENTS

    Government Securities Fund Commentary                       Pages 2 - 3
    Asset Allocation Fund Commentary                            Pages 4 - 5

    S&P 500 Index Fund Commentary                               Pages 6 - 7
    International Equity Fund Commentary                        Pages 8 - 9
    REIT Index Fund Commentary                                  Pages 10 - 11
    Financial Statements                                        Pages 12 - 77
             Audit Opinion                                      Page 12
             Money Market Fund
                     Statement of Assets and Liabilities        Page 13
                     Statement of Operations                    Page 14
                     Statement of Changes in Net Assets         Page 15
                     Schedule of Investments                    Pages 16 - 18
                     Financial Highlights                       Pages 19 - 20
             Government Securities Fund
                     Statement of Assets and Liabilities        Page 21
                     Statement of Operations                    Page 22
                     Statement of Changes in Net Assets         Page 23
                     Schedule of Investments                    Page 24
                     Financial Highlights                       Page 25
             Asset Allocation Fund
                     Statement of Assets and Liabilities        Page 26
                     Statement of Operations                    Page 27
                     Statement of Changes in Net Assets         Page 28
                     Schedule of Investments                    Pages 29 - 34
                     Financial Highlights                       Pages 35 - 36
             S&P 500 Index Fund
                     Statement of Assets and Liabilities        Page 37
                     Statement of Operations                    Page 38
                     Statement of Changes in Net Assets         Page 39
                     Schedule of Investments                    Pages 40 - 50
                     Financial Highlights                       Page 51
             International Equity Fund
                     Statement of Assets and Liabilities        Page 52
                     Statement of Operations                    Page 53
                     Statement of Changes in Net Assets         Page 54
                     Schedule of Investments                    Pages 55 - 60
                     Industry Diversification                   Page 61
                     Financial Highlights                       Page 62
             REIT Index Fund
                     Statement of Assets and Liabilities        Page 63
                     Statement of Operations                    Page 64
                     Statement of Changes in Net Assets         Page 65
                     Schedule of Investments                    Pages 66 - 68
                     Financial Highlights                       Page 69
             Notes to the Financial Statements                  Pages 70 - 77

GOVERNMENT SECURITIES FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers Government Index from the inception of the Fund to October 31, 1997. The illustration assumes that all dividends and distributions are reinvested.

                            [GRAPH APPEARS BELOW]

                                     09/03/96     10/31/96     10/31/97

Government Securities                 $10,000      $10,279      $11,189
Lehman Brothers Government Index      $10,000      $10,365      $11,262




                                                          9/3/96 to
COMPARISON OF RETURNS                    One Year         10/31/97(3)
------------------------------------------------------------------------
Aon Government Securities Fund(1)          8.86%             11.89%
Lehman Brothers Government Index(2)        8.66%             12.62%

(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Lehman Brothers Government Index is an unmanaged index generally considered to be representative of bond market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

(3) Cumulative total return.

GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. Treasury yields fell during the six months ended October 31, 1997 as inflation remained subdued in spite of strong gross domestic product (GDP) growth. Investor concern over rapid GDP growth caused interest rates to rise during the first six months of the fiscal year. Increased productivity coupled with greater global competitiveness continues to allow for an environment of low inflation with an expanding economy.

During October, economic turmoil in Asia caused a "flight to quality" rally in U.S. Treasuries. Spread product could not keep pace and widened across the board. Callable agencies and mortgage backed securities were the most negatively impacted. The yield curve flattened as an unchanged Federal Funds rate and fears of Asian selling held back the short end.

The total return for the Fund for the year ended October 31, 1997 was 8.86%. For comparison, the Lehman Government Bond Index returned 8.66% for the year. The higher performance of the Fund relative to the Index during the year was essentially attributable to longer duration and emphasis on non-callable issues during a period of falling rates.

We continue to look for lower interest rates. As a result, the portfolio remains longer in duration than the benchmark and more convex.


Francis P. Wren
Portfolio Manager

ASSET ALLOCATION FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Index from the inception of the Fund to October 31, 1997. The illustration assumes that all dividends and distributions are reinvested.

                            [GRAPH APPEARS BELOW]


                                   03/03/94   10/31/94   10/31/95   10/31/96  10/31/97
Aon Asset Allocation Fund           $10,000    $10,184    $12,926    $14,356   $19,037
Lipper Flexible Portfolio Index     $10,000    $ 9,958    $11,618    $13,325   $15,848






                                                       3/3/94
                                                         to
COMPARISON OF RETURNS             1 Year   3 Year(2)   0/31/97(3)
------------------------------------------------------------------
Asset Allocation Fund(1)          32.61%    23.16%      90.37%
Lipper Flexible Portfolio(4)      18.94%    16.75%      58.48%

1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) Average annual total return.

3) Cumulative total return.

4) The Lipper Flexible Portfolio Index is an unmanaged index prepared by Lipper Analytical Services which includes asset allocation funds.

ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The year ended October 31, 1997 was an excellent one for the Aon Asset Allocation Fund. The Fund generated a total return of 32.61% for the year. This compares favorably to the Lipper Flexible Portfolio Index, which returned 18.94% for the same period. The Fund's return placed it in the top 2% of all flexible portfolio funds tracked by Lipper Analytical Services.

The Fund performed well because our asset allocation strategy was weighted towards common stocks and the stocks in the portfolio provided attractive returns. Over the course of the year we maintained an asset allocation strategy in which a range of approximately 70-80% of the Fund's assets were invested in common stocks. Our rationale has been that steady economic growth and a favorable interest rate environment should support continued growth in corporate profits. The success of this strategy was reflected in the performance of equities relative to bonds. For this period equities, as measured by the S&P 500 returned 32.1%, while bonds, as measured by the Lehman Aggregate Index returned 8.9%.

The favorable macro view of equities was supported by the attractive prospects and the performance of many of our portfolio companies. We seek to invest in businesses which have a strong market position as evidenced by attractive margins and high returns on capital, and which generate substantial cash flow. We value prospective investments in terms of the price in relation to historical and projected earnings and cash flow.

The equity portion of the portfolio generated returns which exceeded that of the S&P 500. Sectors which provided strong returns were broadcasting, environmental services, technology, energy, and financial services. Major individual contributors to the Fund's performance included Fort Howard (up 137%, prior to its merger with James River), Compaq Computer (up 130%), Allied Waste (up 124 %), Petroleum Geo-Services (up 102%), Clear Channel Communications (up 80%), Interface (up 71%), Pfizer (up 71%), and Time Warner (up 54%).

Our outlook for the coming year remains positive for equities, although it is unlikely returns in the stock market will continue at the level achieved over the past few years. We continue to see companies with attractive track records and good growth opportunities which are consistent with our investment approach. Those factors which concern us are the impact of the Southeast Asian crisis on corporate profits, valuation levels (particularly for large capitalization stocks), and volatility as evidenced by the market's intolerance of earnings shortfalls and sudden changes in sentiment with respect to entire industries. As a result, individual security selection will remain of paramount importance. We will continue to hold a blend of bonds, real estate investment trusts, and money market investments to provide current income and cushion against the volatility inherent in the equity markets.

John G. Lagedrost, Portfolio Manager

S&P 500 INDEX FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the S&P 500 Index Fund and an investment in the S & P 500 index from the inception of the Fund to October 31, 1997. The illustration assumes that all dividends and distributions are reinvested.

                            [GRAPH APPEARS BELOW]

                       09/03/96   10/31/96   10/31/97
S&P 500 Index Fund      $10,000    $10,786    $14,192
S&P 500 Index           $10,000    $10,809    $14,280






                                              9/3/96 to
COMPARISON OF RETURNS        One Year         10/31/97(3)
---------------------------------------------------------
Aon S&P 500 Index Fund(1)      31.58%           41.92%
S&P 500 Index(2)               32.11%           42.80%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the S&P 500 Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

3) Cumulative total return.

S&P 500 INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The S&P 500 Index Fund had a total return of 31.58% compared to the S&P 500 Index return of 32.11% for the year ended October 31, 1997. The under performance of the Fund relative to the Index was essentially attributable to expenses of the Fund and short-term cash investments.

Several factors contributed to the S&P's sharp rise. Thirty year bond yields declined from 6.64% to 6.15% as the Federal Reserve held rates steady for most of the year due to declining inflation rates. The continuation of low inflation and moderate growth kept mutual fund cash flows positive which provided the fuel for rising stock market prices.

Our outlook for the next twelve months is one of caution. Reported earnings have begun to fall short of expectations and the Asian economic crises may affect the bottom line for U.S. corporations next year. We don't believe that the S&P will be able to repeat the strong performance it has shown since the end of 1994.

As the Fund enters its second full year of operation we will continue to minimize expenses and replicate the performance of the S&P 500 Index. The Aon S&P 500 Index Fund remains fully invested in the stock market and is well-positioned to meet its objectives in 1998.



Melissa A. Aton
Portfolio Manager

INTERNATIONAL EQUITY FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the International Equity Fund and an investment in the Morgan Stanley Capital International (MSCI) Non-U.S. Equity Index from the inception of the Fund to October 31, 1997. The illustration assumes that all dividends and distributions are reinvested.



                            [GRAPH APPEARS BELOW]

                              09/03/96   10/31/96    10/31/97
International Equity Fund      $10,000    $10,232     $11,393
MSCI Non-U.S. Index            $10,000    $10,202     $10,725



                                                   9/3/96 to
COMPARISON OF RETURNS                 One Year     10/31/97(3)
----------------------------------------------------------------
International Equity Fund(1)           11.34%        13.93%
MSCI Non-U.S. Index(2)                  5.14%         7.25%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the International Equity Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The MSCI Non-U.S. Index is an unmanaged index generally considered to be representative of international equity market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

3) Cumulative total return.

INTERNATIONAL EQUITY FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

PERFORMANCE

For the twelve months ended October 31, 1997, the International Equity Fund had a total return of 11.34%. The Fund significantly outperformed the Morgan Stanley Capital International (MSCI) Non-US Equity Index return of 5.14%.

In the twelve months ended October 31, 1997, unhedged equity returns in Europe were strong, almost 18%. In contrast, unhedged market returns in Japan and south-east Asia were significantly negative, almost -18%. On a hedged basis, the returns for Europe and the Pacific regions would be almost 8% higher, reflecting the U.S. dollar's appreciation against most foreign currencies in the past twelve months.

For the year ended October 31, 1997, security selection generated over half of the positive performance, especially in Japan, France and the U.K. In Japan, the strategy to underweight the banks and emphasize the electrical and electronics stocks added handsomely to performance. The currency strategy also added significantly to performance over the past twelve months. The market strategy to tilt the portfolio away from the Pacific region, in favor of the European markets added to performance. The 5% strategic allocation to cash lowered the risk of the portfolio but did not add significantly to performance.

STRATEGY

The International Equity Fund currently maintains a defensive posture, reflecting the view that the Japanese equity market, the largest component of the index, is significantly overpriced. Given our valuation analyses and fundamental considerations, we are underweight Japan by 4%. The other markets in the index are only modestly attractive and thus the portfolio maintains an underweight of 1%. The Fund holds a 5% strategic cash position as the offset to the underweight to the non-U.S. markets.

The International Equity Fund is neutrally positioned in most currencies, with the Japanese yen, Hong Kong dollar and British pound being the exceptions. There is no exposure to the Hong Kong currency. The degree of uncertainty over China's future attitude towards the territory provides an unfavorable risk-reward tradeoff.

Industry and stock selection favor more defensive issues, food, beverage and household product companies. The portfolio is underweight European and Japanese banks. The portfolio is also tilted towards value and size common factors.

Brinson Partners, Inc.                           Aon Advisors, Inc.
Subadvisor                                       Portfolio Manager

REIT INDEX FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the REIT Index Fund and an investment in the Morgan Stanley REIT Index from the inception of the Fund to October 31, 1997. The illustration assumes that all dividends and distributions are reinvested.

                            [GRAPH APPEARS BELOW]

                               09/03/96    10/31/96     10/31/97
REIT Index Fund                 $10,000     $10,482      $13,991
Morgan Stanley REIT Index       $10,000     $10,440      $13,862



                                                    9/3/96 to
COMPARISON OF RETURNS              One Year        10/31/97(3)
----------------------------------------------------------------
REIT Index Fund(1)                   32.78%           38.62%
Morgan Stanley REIT Index(2)         33.48%           39.91%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the REIT Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Morgan Stanley REIT Index is an unmanaged index generally considered to be representative of REIT market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

3) Cumulative total return.

REIT INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The REIT Index Fund had a total return of 32.78% compared to the Morgan Stanley REIT Index return of 33.48% for the year ended October 31, 1997. The under performance of the Fund relative to the Index was essentially attributable to expenses of the Fund and short-term cash investments.

Several factors contributed to the sharp rise in REIT equity prices. Thirty year bond yields declined from 6.64% to 6.15% as the Federal Reserve held rates steady for most of the year due to declining inflation rates. REITs benefitted from both a strong broad equity market and a favorable interest rate environment. During 1997, REIT stocks have attracted defensive minded S&P investors who consider the broader market to be overvalued by traditional value ratios.

Our outlook for the next twelve months is one of caution. Thirty-year bond yields have been unable to stay below 6% for an extended period and job growth and wage pressures may prompt the Federal Reserve to raise interest rates next year. This would negatively impact equities but may have a stronger impact on REIT stocks.

The Aon REIT Index Fund remains fully invested in the REIT market and continues to be positioned to closely replicate the performance of the Morgan Stanley REIT Index.



Melissa A. Aton
Portfolio Manager

                         ERNST & YOUNG LLP  LETTERHEAD


The Board of Trustees and Shareholders Aon Funds -
  Money Market Fund
  Government Securities Fund
  Asset Allocation Fund
  S&P 500 Index Fund
  International Equity Fund
  RElT Index Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aon Funds - Money Market Fund, Government Securities Fund, Asset Allocation Fund, S&P 500 Index Fund, International Equity Fund and RElT Index Fund as of October 31, 1997, the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aon Funds - Money Market Fund, Government Securities Fund, Asset Allocation Fund S&P 500 Index Fund, International Equity Fund and RElT Index Fund at October 31, 1997, the results of their operations, changes in their net assets and the financial higlights for the periods indicated therein, in conformity with generally accepted accounting principles.


                                              /s/ ERNST & YOUNG LLP




Chicago, Illinois
December 12, 1997

                     STATEMENT OF ASSETS AND LIABILITIES
                              MONEY MARKET FUND
                               OCTOBER 31, 1997

In thousands, except per share data

ASSETS
        Investments, at amortized cost which approximates fair value.................. $       768,265
        Receivable for fund shares sold...............................................           1,536
        Interest receivable...........................................................             684
        Cash..........................................................................               2
                                                                                       ---------------
Total Assets..........................................................................         770,487

LIABILITIES
        Dividends payable.............................................................           3,953
        Accrued expenses payable......................................................             105
        Investment advisory fees payable..............................................              73
                                                                                       ---------------
Total Liabilities.....................................................................           4,131
                                                                                       ---------------
Net Assets............................................................................ $       766,356
                                                                                       ===============
Net Asset Value Per Share  (based on net assets of $766,356 and 766,356 shares
        issued and outstanding)....................................................... $          1.00
                                                                                       ===============

          See accompanying notes to the financial statements               13

                           STATEMENT OF OPERATIONS
                              MONEY MARKET FUND
                     FOR THE YEAR ENDED OCTOBER 31, 1997

In thousands

INVESTMENT INCOME
        Interest...............................................  $       32,972
                                                                 --------------
Total Investment Income........................................          32,972

EXPENSES
        Investment advisory fees...............................           1,780
        Fund administration fees...............................             297
        Fund accounting fees...................................              59
        Audit fees.............................................              58
        Legal fees.............................................              50
        Custodian fees.........................................              39
        Registration fees......................................              33
        Trustees fees..........................................              29
        Printing fees..........................................              10
        Transfer agent fees....................................               7
                                                                 --------------
Total Expenses.................................................           2,362
Less:  Fee Waiver..............................................           1,073
                                                                 --------------
Net Expenses...................................................           1,289
                                                                 --------------
Net Investment Income..........................................  $       31,683
                                                                 ==============

          See accompanying notes to the financial statements               14

                     STATEMENTS OF CHANGES IN NET ASSETS
                              MONEY MARKET FUND

                                                                                  Year            Year
In thousands                                                                      ended           ended
                                                                                 10/31/97        10/31/96
                                                                                 --------        --------
INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income............................................... $       31,683          21,478
        Net realized gain...................................................              0               0
        Change in net unrealized appreciation...............................              0               0
                                                                             --------------   -------------
        Increase in net assets from operations..............................         31,683          21,478

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income...............................................        (31,683)        (21,478)
        Net realized gain...................................................              0               0
                                                                             --------------   -------------
        Total distributions.................................................        (31,683)        (21,478)

CAPITAL SHARE TRANSACTIONS
        Proceeds from sale of shares........................................      6,575,729       4,625,263
        Reinvestment of distributions.......................................         12,754           6,166
        Cost of shares redeemed ............................................     (6,217,231)     (4,656,418)
                                                                             --------------   -------------
        Increase (decrease) in net assets from capital transactions.........        371,252         (24,989)
                                                                             --------------   -------------

Increase (decrease) in net assets...........................................        371,252         (24,989)
Net assets at beginning of year.............................................        395,104         420,093
                                                                             --------------   -------------

Net assets at end of year................................................... $      766,356         395,104
                                                                             ==============   =============

Undistributed net investment income......................................... $            0               0
                                                                             ==============   =============

          See accompanying notes to the financial statements               15

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                               OCTOBER 31, 1997


                                    PRINCIPAL
In thousands                         AMOUNT          VALUE
                                    ---------        -----
COMMERCIAL PAPER
AEROSPACE AIRCRAFT - 2.6%
International Lease Finance Corp.
5.570%  due     01/08/98        $       10,000  $       9,895
5.500%  due     01/26/98                10,000          9,869
                                                -------------
                                                       19,764
AUTO & TRUCK - 2.6%
Ford Motor Credit
5.510%  due     01/09/98                15,000         14,841
5.500%  due     01/16/98                 5,000          4,942
                                                -------------
                                                       19,783
ASSET BACKED SECURITIES - 6.4%
Asset Securitization Corp.
5.500%  due     11/13/97                10,000          9,982
5.520%  due     11/13/97                10,000          9,982
Corporate Asset Funding Co.
5.570%  due     01/27/98                20,000         19,731
Preferred Receivables Funding Corp.
5.550%  due     11/21/97                 9,000          8,972
                                                -------------
                                                       48,667
BANKING - DOMESTIC - 3.2%
Norwest Financial
5.590%  due     01/16/98                 5,000          4,941
5.530%  due     02/13/98                15,000         14,760
Sun Trust Bank
5.510%  due     12/29/97                 5,000          4,956
                                                -------------
                                                       24,657
BANKING - FOREIGN - 2.6%
Canadian Imperial
5.500%  due     11/04/97                10,000          9,995
5.530%  due     12/01/97                10,000          9,954
                                                -------------
                                                       19,949


                                    PRINCIPAL
                                     AMOUNT          VALUE
                                    ---------        -----

BROKERAGE SERVICES - 5.7%
Goldman Sachs Group
5.500%  due     11/28/97        $       5,000   $       4,979
Merrill Lynch and Company
5.560%  due     01/06/98                5,000           4,949
5.570%  due     01/15/98               10,000           9,884
5.560%  due     02/06/98                5,000           4,925
Morgan Stanley Group
5.510%  due     01/16/98               10,000           9,884
5.600%  due     01/21/98                9,000           8,887
                                                -------------
                                                       43,508
BUILDING AND HOUSING - 2.0%
Fluor Corp
5.490%  due     11/5/97                15,000          14,991

BUSINESS SERVICES - 2.8%
PHH Corp.
5.500%  due     01/06/98                6,847           6,778
5.530%  due     01/23/98               14,775          14,587
                                                -------------
                                                       21,365
COMMUNICATIONS AND MEDIA - 0.8%
Gannett Inc.
5.500%  due     11/03/97                6,000           5,998

Computers - 3.9%
Avnet Inc.
5.530%  due     11/14/97                5,000           4,990
5.580%  due     01/22/98                5,000           4,936
IBM Credit Corp.
5.510%  due     11/6/97                10,000           9,992
5.470%  due     11/7/97                10,000           9,991
                                                -------------
                                                       29,909

          See accompanying notes to the financial statements               16

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET  FUND
                               OCTOBER 31, 1997


                                    PRINCIPAL
In thousands                         AMOUNT          VALUE
                                    ---------        -----
CHEMICAL - 4.4%
Du Pont
5.470%  due     11/12/97        $       19,000  $      18,968
Nalco Chemical Co.
5.510%  due     11/12/97                 5,000          4,992
5.500%  due     11/20/97                10,000          9,971
                                                -------------
                                                       33,931
COSMETICS AND SOAP - 5.5%
Colgate-Palmolive
5.480%  due     12/31/97                20,000         19,817
Proctor & Gamble Co.
5.480%  due     11/24/97                15,000         14,947
5.500%  due     01/02/98                 7,235          7,166
                                                -------------
                                                       41,930
ELECTRONICS AND ELECTRICAL EQUIPMENT - 3.6%
General Electric Capital Corp.
5.510%  due     01/20/98                10,000          9,877
5.560%  due     01/30/98                10,000          9,861
Motorola Credit Co.
5.480%  due     11/18/97                 8,150          8,129
                                                -------------
                                                       27,867
FINANCE - 13.8%
American Express
5.500%  due     11/10/97                20,000         19,972
American General Finance Corp.
5.510%  due     11/21/97                10,000          9,969
5.500%  due     11/24/97                10,100         10,065
Associates Corp. North America
5.480%  due     11/20/97                10,000          9,971
5.500%  due     11/21/97                 7,000          6,979
5.510%  due     11/21/97                 5,000          4,985

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                    ---------        -----
AVCO Financial Services, Inc.
5.480%  due     12/10/97        $        3,500  $       3,479
5.490%  due     12/01/97                 6,000          5,973
Beneficial Corp.
5.480%  due     01/05/98                13,000         12,871
5.580%  due     02/17/98                 7,000          6,883
Household Financial Corp.
5.510%  due     11/07/97                 5,000          4,995
5.530%  due     01/14/98                10,000          9,886
                                                -------------
                                                      106,028
FOOD - 5.1%
Campbell Soup Co.
5.500%  due     01/08/98                20,000         19,792
Hershey Foods Corp.
5.490%  due     12/12/97                19,750         19,626
                                                -------------
                                                       39,418
INSURANCE - 2.6%
Prudential Funding Corp.
5.550%  due     01/22/98                15,000         14,810
5.510%  due     01/23/98                 5,000          4,936
                                                -------------
                                                       19,746
PRINTING & PUBLISHING - 1.3%
McGraw - Hill Inc.
5.500%  due     12/04/97                10,000          9,950

RETAIL - 2.6%
May Department Store
5.480%  due     12/22/97                20,000         19,845

TELECOMMUNICATION - 3.9%
AT&T Capital Corp.
5.460%  due     11/17/97                20,000         19,951


          See accompanying notes to the financial statements               17

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET  FUND
                               OCTOBER 31, 1997

                                    PRINCIPAL
In thousands                         AMOUNT          VALUE
                                    ---------        -----


SBC Corp.
5.460%  due     12/15/97        $       10,000  $       9,933
                                                -------------
                                                       29,884
UTILITIES - 4.2%
Florida Power Corp.
5.530%  due     11/05/97                 5,000          4,997
Northern Illinois Gas
5.520%  due     01/15/98                 7,670          7,582
Pacific Gas and Electric
5.470%  due     12/04/97                20,000         19,900
                                                -------------
                                                       32,479
                                                -------------

TOTAL COMMERCIAL PAPER - 79.6%                        609,669

U.S. GOVERNMENT SECURITIES
U.S. Government Agencies - 19.8%
Federal Farm Credit Bank
5.500%  due     11/03/97                10,000         10,000
Federal Home Loan Bank
5.790%  due     10/02/98                10,000         10,000
5.730%  due     10/20/98                 5,000          5,000
                                                -------------
                                                       15,000
Federal Home Loan Mortgage Corp.
5.420%  due     11/03/97                 3,465          3,464
5.400%  due     11/17/97                30,000         29,928
5.400%  due     11/28/97                19,000         18,923
5.310%  due     04/29/98                10,000          9,991
                                                -------------
                                                       62,306

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                    ---------        -----
Federal National Mortgage Association
5.410%  due     12/30/97        $       20,000  $      19,823
5.070%  due     02/23/98                10,000          9,982
5.350%  due     03/10/98                 4,500          4,492
5.250%  due     04/22/98                 4,400          4,387
5.410%  due     06/25/98                 5,700          5,693
5.330%  due     06/26/98                 5,000          4,989
5.100%  due     07/22/98                 6,000          5,975
4.950%  due     09/30/98                 9,000          8,949
                                                -------------
                                                       64,290
                                                -------------

Total U.S. Government Securities  - 19.8%             151,596

CERTIFICATES OF DEPOSIT
BANKING - DOMESTIC - 0.9%
Comerica Bank
5.247%  due     01/12/98                 5,000          5,000
First of America
5.350%  due     01/12/98                 2,000          2,000
                                                -------------

Total Certificates of Deposit  - 0.9%                   7,000
                                                -------------

TOTAL INVESTMENTS -100.3%                             768,265

Liabilities, less cash and
 other assets - (0.3%)                                 (1,909)
                                                -------------

TOTAL NET ASSETS - 100.0%                       $     766,356
                                                =============

          See accompanying notes to the financial statements               18

                             FINANCIAL HIGHLIGHTS
                              MONEY MARKET FUND

                                                             Year            Year            Year
                                                             ended           ended           ended
Selected per share data                                     10/31/97        10/31/96        10/31/95
                                                            --------        --------        --------
Net asset value, beginning of period.....................     1.00            1.00            1.00

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income............................     0.05            0.05            0.06
        Net realized and unrealized gain.................     0.00            0.00            **
                                                           -------         -------         -------
Total income from investment operations..................     0.05            0.05            0.06

LESS DISTRIBUTIONS:
        Dividends from net investment income.............     0.05            0.05            0.06
        Distributions from net realized gain.............     0.00            0.00            **
                                                           -------         -------         -------
Total distributions......................................     0.05            0.05            0.06
                                                           -------         -------         -------

Net asset value, end of period...........................     1.00            1.00            1.00
                                                           =======         =======         =======

Total return ............................................     5.44%           5.43%           5.93%
                                                           =======         =======         =======

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................  766,356         395,104         420,094
Ratio to average net assets of:
        Expenses, net of waivers and reimbursements......     0.22%           0.23%           0.14%
        Expenses, before waivers and reimbursements......     0.40%           0.46%           0.39%
        Net investment income, net of waivers
                and reimbursements.......................     5.34%           5.30%           5.79%
        Net investment income, before waivers
                and reimbursements.......................     5.16%           5.07%           5.54%

** Less than 1 cent per share

          See accompanying notes to the financial statements               19

                              MONEY MARKET FUND

                                                                   Year            Year           1/23/92
                                                                   ended           ended          through
Selected per share data                                           10/31/94        10/31/93        10/31/92
                                                                  --------        --------        --------
Net asset value, beginning of period.....................     1.00            1.00            1.00

Income from investment operations:
        Net investment income............................     0.04            0.03            0.03
        Net realized and unrealized gain.................       **              **              **
                                                           -------         -------         -------
Total income from investment operations..................     0.04            0.03            0.03

Less distributions:
        Dividends from net investment income.............     0.04            0.03            0.03
        Distributions from net realized gain.............       **              **              **
                                                           -------         -------         -------
Total distributions......................................     0.04            0.03            0.03
                                                           -------         -------         -------

Net asset value, end of period...........................     1.00            1.00            1.00
                                                           =======         =======         =======

Total return.............................................     3.77%           3.14%           2.99%***
                                                           =======         =======         =======

Ratios and supplemental data:
Net assets, end of period (in thousands).................  410,912         412,068         399,076
Ratio to average net assets of:
        Expenses, net of waivers and reimbursements......     0.15%           0.17%           0.25%*
        Expenses, before waivers and reimbursements......     0.40%           0.42%           0.50%*
        Net investment income, net of waivers
                and reimbursements.......................     3.73%           3.10%           3.57%*
        Net investment income, before waivers
                and reimbursements.......................     3.48%           2.85%           3.32%*


*   Annualized
**  Less than 1 cent per share
*** Not annualized

          See accompanying notes to the financial statements               20

                     STATEMENT OF ASSETS AND LIABILITIES
                          GOVERNMENT SECURITIES FUND
                               OCTOBER 31, 1997

In thousands, except per share data
ASSETS
        Investments in securities, at value (cost - $99,913).......................   $    102,975
        Interest receivable........................................................          1,445
        Receivable for fund shares sold............................................            475
                                                                                      ------------
Total Assets.......................................................................        104,895

LIABILITIES
        Dividends payable..........................................................            473
        Accrued expenses payable...................................................             29
        Investment advisory fees payable...........................................              8
                                                                                      ------------
Total Liabilities..................................................................            510
                                                                                      ------------
Net Assets.........................................................................   $    104,385
                                                                                      ============
ANALYSIS OF NET ASSETS:
        Paid in capital............................................................   $    101,757
        Accumulated net realized loss..............................................           (443)
        Net unrealized appreciation................................................          3,062
        Undistributed net investment income........................................              9
                                                                                      ------------
Net Assets.........................................................................   $    104,385
                                                                                      ============
Net Asset Value Per Share  (based on net assets of $104,385 and 9,954 shares
        issued and outstanding)....................................................   $      10.49
                                                                                      ============


          See accompanying notes to the financial statements               21

                           STATEMENT OF OPERATIONS
                          GOVERNMENT SECURITIES FUND
                     FOR THE YEAR ENDED OCTOBER 31, 1997

In thousands

INVESTMENT INCOME
        Interest..............................................................  $       4,697
                                                                                -------------
Total Investment Income.......................................................          4,697

EXPENSES
        Investment advisory fees..............................................            330
        Fund administration fees..............................................             37
        Fund accounting fees..................................................             35
        Registration fees.....................................................             27
        Transfer agent fees...................................................             15
        Audit fees............................................................             11
        Legal fees............................................................              8
        Custodian fees........................................................              7
        Trustees fees.........................................................              4
        Other.................................................................              3
                                                                                -------------
Total Expenses................................................................            477
Less:  Fee Waiver.............................................................            137
                                                                                -------------
Net Expenses..................................................................            340
                                                                                -------------
Net Investment Income.........................................................          4,357

NET REALIZED AND UNREALIZED GAIN (LOSS)
        Net realized loss on sale of investments..............................           (412)
        Change in net unrealized appreciation on investments..................          2,580
                                                                                -------------
        Net realized and unrealized gain (loss)...............................          2,168
                                                                                -------------
Net Increase in Net Assets from Operations....................................  $       6,525
                                                                                =============

          See accompanying notes to the financial statements               22

                     STATEMENTS OF CHANGES IN NET ASSETS
                          GOVERNMENT SECURITIES FUND

                                                                      Year          09/03/96
                                                                      ended         through
In thousands                                                        10/31/97        10/31/96
                                                                    --------        --------
INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income...................................   $   4,357           207
        Net realized loss.......................................        (412)          (31)
        Change in net unrealized appreciation...................       2,580           482
                                                                   ---------      --------
        Increase in net assets from operations..................       6,525           658


DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income...................................      (4,350)         (205)
        Net realized gain.......................................           0             0
                                                                   ---------      --------
        Total distributions.....................................      (4,350)         (205)

CAPITAL SHARE TRANSACTIONS
        Proceeds from sale of shares............................      60,676        40,000
        Reinvestment of distributions...........................       4,504            52
        Cost of shares redeemed.................................      (3,475)            0
                                                                   ---------      --------
        Increase in net assets from capital transactions........      61,705        40,052
                                                                   ---------      --------


Increase in net assets..........................................      63,880        40,505
Net assets at beginning of period...............................      40,505             0
                                                                   ---------      --------

Net assets at end of period.....................................   $ 104,385        40,505
                                                                   =========      ========

Undistributed net investment income.............................   $       9             2
                                                                   =========      ========

          See accompanying notes to the financial statements               23

                           SCHEDULE OF INVESTMENTS
                          GOVERNMENT SECURITIES FUND
                               OCTOBER 31, 1997

                                    PRINCIPAL
In thousands                         AMOUNT          VALUE
                                    ---------        -----
U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCIES - 48.1%
Federal Home Loan Bank
6.240%  due     6/23/00         $       10,000  $      10,105

Federal Home Loan Mortgage Corp.
5.380%  due     11/13/97                 1,590          1,587
5.410%  due     12/22/97                 1,490          1,478
6.700%  due     01/05/07                10,000         10,411
7.100%  due     04/10/07                10,000         10,703
                                                -------------
                                                       24,179
Federal National Mortgage Association
5.875%  due     02/02/06                10,000          9,836

Private Export Funding Corp.
6.310%  due     9/30/04                  6,000          6,076
                                                -------------
                                                       50,196
U.S. GOVERNMENT OBLIGATIONS - 50.5%
U.S. Treasury Notes
6.250%  due     08/31/00                10,000         10,141
6.500%  due     10/15/06                15,000         15,600
6.250%  due     02/15/07                10,000         10,247
                                                -------------
                                                       35,988
U.S. Treasury Bonds
7.250%  due     05/15/16                15,000         16,739
                                                -------------
                                                       52,727
                                                -------------
Total U.S. Government Securities - 98.6%
(cost - $99,861)                                      102,923

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                    ---------        -----
DEMAND NOTE
Utility-Electrical - 0.0%
Wisconsin Electric
5.205%  due     11/03/97
(cost - $52)                    $           52  $          52
                                                -------------

TOTAL INVESTMENTS - 98.6%
(cost - $99,913)                                      102,975

Other assets, less liabilities - 1.4%                   1,410
                                                -------------

TOTAL NET ASSETS - 100.0%                       $     104,385
                                                =============



          See accompanying notes to the financial statements               24

                             FINANCIAL HIGHLIGHTS
                          GOVERNMENT SECURITIES FUND
                               OCTOBER 31, 1997

                                                                        YEAR           09/03/96
                                                                        ENDED          THROUGH
Selected per share data                                               10/31/97         10/31/96
                                                                      --------         --------
Net asset value, beginning of period...............................  $    10.21           10.00

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income......................................        0.59            0.07
        Net realized and unrealized gain...........................        0.28            0.21
                                                                     ----------       ---------
Total income from investment operations............................        0.87            0.28

LESS DISTRIBUTIONS:
        Dividends from net investment income.......................        0.59            0.07
        Distributions from net realized gain.......................        0.00            0.00
                                                                     ----------       ---------
Total distributions................................................        0.59            0.07
                                                                     ----------       ---------

Net asset value, end of period.....................................  $    10.49           10.21
                                                                     ==========       =========

Total return ......................................................        8.86%           2.79%**
                                                                     ==========       =========

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (in thousands).........................  $  104,385          40,505
Ratio to average net assets of:
        Expenses, net of waivers and reimbursements................        0.46%           0.89%*
        Expenses, before waivers and reimbursements................        0.65%           0.89%*
        Net investment income, net of waivers and reimbursements...        5.92%           5.59%*
        Net investment income, before waivers and reimbursements...        5.73%           5.59%*
Portfolio turnover rate............................................         136%              4%


*  Annualized
** Not annualized


          See accompanying notes to the financial statements               25

                     STATEMENT OF ASSETS AND LIABILITIES
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997

In thousands, except per share data

Assets
        Investments in securities, at value (cost - $125,624)..................  $     164,251
        Receivable for securities sold.........................................          1,641
        Interest receivable....................................................            297
        Dividends receivable...................................................             88
        Cash...................................................................             36
        Receivable for fund shares sold........................................             11
                                                                                 -------------
Total Assets...................................................................        166,324

Liabilities
        Payable for securities purchased.......................................          1,351
        Accrued expenses payable...............................................             38
        Investment advisory fees payable.......................................             36
        Written covered call options (premiums - $122).........................             14
                                                                                 -------------
Total Liabilities..............................................................          1,439
                                                                                 -------------
Net Assets.....................................................................  $     164,885
                                                                                 =============
Analysis of Net Assets
        Paid in capital........................................................  $     119,700
        Accumulated net realized gain .........................................          6,179
        Net unrealized appreciation............................................         38,735
        Undistributed net investment income....................................            271
                                                                                 -------------
Net Assets.....................................................................  $     164,885
                                                                                 =============
Net Asset Value Per Share  (based on net assets of $164,885 and 9,934 shares
        issued and outstanding)................................................. $       16.60
                                                                                 =============


          See accompanying notes to the financial statements               26

                           STATEMENT OF OPERATIONS
                            ASSET ALLOCATION FUND
                     FOR THE YEAR ENDED OCTOBER 31, 1997

In thousands

INVESTMENT INCOME
        Interest.....................................................   $       1,971
        Dividends....................................................           1,326
                                                                        -------------
Total Investment Income..............................................           3,297

EXPENSES
        Investment advisory fees.....................................             870
        Fund administration fees.....................................              67
        Fund accounting fees.........................................              41
        Custodian fees...............................................              17
        Transfer agent fees..........................................              13
        Audit fees...................................................              13
        Legal fees...................................................              12
        Trustees fees................................................               6
        Registration fees............................................               4
        Other........................................................               4
                                                                        -------------
Total Expenses.......................................................           1,047
Less:  Fee Waiver....................................................             295
                                                                        -------------
Net Expenses.........................................................             752
                                                                        -------------
Net Investment Income................................................           2,545

NET REALIZED AND UNREALIZED GAIN
        Net realized gain on sale of investments.....................           6,331
        Change in net unrealized appreciation on investments.........          29,245
                                                                        -------------
        Net realized and unrealized gain ............................          35,576
                                                                        -------------
Net Increase in Net Assets from Operations...........................   $      38,121
                                                                        =============

          See accompanying notes to the financial statements               27

                     STATEMENTS OF CHANGES IN NET ASSETS
                            ASSET ALLOCATION FUND

In thousands


                                                                           YEAR            YEAR
                                                                           ENDED           ENDED
                                                                         10/31/97        10/31/96
                                                                         --------        --------
INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income....................................  $       2,545           2,185
        Net realized gain........................................          6,331           2,255
        Change in net unrealized appreciation....................         29,245           4,523
                                                                   -------------    ------------
        Increase in net assets from operations...................         38,121           8,963

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income....................................         (2,279)         (2,184)
        Net realized gain........................................           (290)         (2,071)
                                                                   -------------    ------------
        Total distributions......................................         (2,569)         (4,255)

CAPITAL SHARE TRANSACTIONS
        Proceeds from sale of shares.............................         72,743          18,179
        Reinvestment of distributions............................          5,130           1,695
        Cost of shares redeemed .................................        (36,820)        (10,077)
                                                                   -------------    ------------
        Increase in net assets from capital transactions.........         41,053           9,797
                                                                   -------------    ------------

Increase in net assets...........................................         76,605          14,505
Net assets at beginning of year..................................         88,280          73,775
                                                                   -------------    ------------

Net assets at end of year........................................  $     164,885          88,280
                                                                   =============    ============

Undistributed net investment income..............................  $         271               5
                                                                   =============    ============

          See accompanying notes to the financial statements               28

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997


In thousands, except shares                             SHARES        VALUE
                                                        ------        -----
COMMON STOCKS
COMMON STOCKS - BANKING & FINANCIAL SERVICES
BANK & BANK HOLDING COMPANY - 4.0%
Banc One Corp.                                          18,700    $       975
Barnett Bank, Inc.                                      20,000          1,380
Chase Manhattan                                          7,450            860
Citicorp                                                 9,819          1,228
NationsBank Corp.                                       21,626          1,295
Texas Regional Bancshares                               29,547            842
                                                                  -----------
                                                                        6,580
FINANCIAL SERVICES - 5.3%
Associates First Capital Corp.                          15,758          1,003
Green Tree Financial Corp.                              55,480          2,337
Hanover Capital Mortgage*                               55,500            978
Moneygram Payment Systems*                              40,013            573
Morgan Stanley Dean Witter                              17,500            858
Ocwen Asset Investment Corp.                            47,000            934
Sirrom Capital Corp.                                    20,700          1,043
Student Loan Marketing Assn.                             7,879          1,106
                                                                  -----------
                                                                        8,832
INSURANCE - 1.1%
American International Group                            17,952          1,832

REAL ESTATE - 3.8%
Cali Realty Corp.                                       23,122            936
Colonial Properties Trust                               41,350          1,173
First Industrial Realty Trust                           43,335          1,500
Health Care REIT, Inc.                                  41,375          1,078
Kilroy Realty                                           20,000            530
Spieker Properties, Inc.                                26,416          1,034
                                                                  -----------
                                                                        6,251

                                                        SHARES        VALUE
                                                        ------        -----

SAVINGS AND LOAN - 0.6%
Washington Mutual, Inc.                                 13,700    $       938
                                                                  -----------

Total Common Stocks - Banking &
Financial Services  - 14.8%                                            24,433

COMMON STOCKS - BASIC MATERIALS
CHEMICAL - 1.0%
Dupont De Nemours & Co.                                 21,716          1,235
Polymer Group, Inc. *                                   47,274            458
                                                                  -----------
                                                                        1,693
PAPER & FOREST PRODUCTS -1.9%
Caraustar Industries                                    30,000          1,031
Fort James Corp.                                        53,651          2,129
                                                                  -----------
                                                                        3,160
                                                                  -----------
Total Common Stocks - Basic
Materials - 2.9%                                                        4,853

COMMON STOCKS - CAPITAL GOODS
AEROSPACE & DEFENSE - 3.1%
Boeing                                                  31,516          1,509
Kellstrom Industries Inc.*                              25,000            527
Sundstrand Corp.                                        23,637          1,285
Triumph Group Inc.*                                     22,949            746
United Technologies Corp.                               14,021            981
                                                                  -----------
                                                                        5,048
BUILDING SUPPLIES - 0.5%
Watsco, Inc.                                            19,850            466
Watsco, Inc. B                                          14,830            378
                                                                  -----------
                                                                          844
ELECTRICAL EQUIPMENT - 1.3%
General Electric                                        32,712          2,112

          See accompanying notes to the financial statements               29

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997


In thousands, except shares                             SHARES        VALUE
                                                        ------        -----

ENGINEERING  & CONSTRUCTION -1.3%
Interface, Inc.                                         77,251    $     2,231

MACHINERY - AGRICULTURE & CONSTRUCTION - 2.2%
AGCO Corp.                                              54,016          1,566
Deere & Co.                                             39,395          2,073
                                                                  -----------
                                                                        3,639
MACHINERY - INDUSTRIAL - 0.5%
Illinois Tool Works                                     16,364            805

WASTE MANAGEMENT - 4.8%
Allied Waste Industries, Inc. *                        118,318          2,411
Newpark Resources, Inc. *                               28,092          1,166
Philip Environmental Control *                         153,800          2,692
Waste Industries, Inc.*                                 25,000            528
USA Waste Services, Inc. *                              31,516          1,166
                                                                  -----------
                                                                        7,963
                                                                  -----------
Total Common Stocks - Capital
Goods - 13.7%                                                          22,642

COMMON STOCKS - COMMUNICATION SERVICES
Clearnet Communications*                                30,728            488
Echostar Communications*                                29,625            563
Getty Communications PLC ADR*                           36,000            531
Paging Network, Inc.*                                   74,779            925
Panamsat Corp.*                                         34,668          1,452
Vanguard Cellular Systems*                              42,971            594
                                                                  -----------

Total Common Stocks - Communication
Services  - 2.8%                                                        4,553

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCKS - CONSUMER CYCLICAL
PRINTING & PUBLISHING - 2.2%
Harcourt General, Inc.                                  17,998    $       901
Journal Register Co.*                                   35,700            623
Scholastic Corp.*                                       29,300          1,187
Tribune Co.                                             16,388            903
                                                                  -----------
                                                                        3,614
RESTAURANTS AND LODGING - 0.1%
Bridgestreet Accomodations*                             20,000            230

RETAIL - GENERAL - 0.8%
Home Depot                                              23,637          1,315
                                                                  -----------

Total Common Stocks - Consumer
Cyclical - 3.1%                                                         5,159

COMMON STOCKS - CONSUMER STAPLES
COMMUNICATIONS & MEDIA - 8.4%
American Telecasting, Inc.*                             39,395             74
Canwest Global Comm Corp.*                              61,456          1,175
Chancellor Media Corp.*                                 40,275          2,210
Clear Channel Communications*                           26,499          1,749
Cox Radio Inc.*                                         31,516          1,074
Outdoor Systems, Inc. *                                 46,092          1,417
Time Warner, Inc.                                       37,577          2,168
TV Azteca SA ADR*                                       47,500            908
Universal Outdoor Holdings*                             54,985          2,323
Young Broadcasting Corp.*                               20,000            725
                                                                  -----------
                                                                       13,823
CONTAINER - 0.4%
Bway Corp.*                                             35,455            680

          See accompanying notes to the financial statements               30

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997



In thousands, except shares                             SHARES        VALUE
                                                        ------        -----
ENTERTAINMENT & LEISURE - 1.2%
Viacom, Inc.  A*                                         6,912    $       206
Viacom, Inc. B*                                         14,490            438
Walt Disney Co.                                         16,182          1,331
                                                                  -----------
                                                                        1,975
FOOD, BEVERAGE & TOBACCO - 1.4%
Coca-Cola Enterprises                                   45,000          1,266
Panamerican Beverages                                   30,758            953
                                                                  -----------
                                                                        2,219
RETAIL - FOOD & DRUGS - 2.2%
Dominick's Supermarkets, Inc.                           27,261            995
Kroger *                                                82,184          2,681
                                                                  -----------
                                                                        3,676
                                                                  -----------
Total Common Stocks -
  Consumer Staples - 13.6%                                             22,373

COMMON STOCKS - ENERGY
OIL & GAS - DOMESTIC - 0.4%
Oryx Energy                                             25,000            689

OIL & GAS INTERNATIONAL - 0.7%
British Petroleum PLC ADR                                7,000            614
Mobil Corp.                                              6,648            484
                                                                  -----------
                                                                        1,098
OIL & GAS SERVICE - 3.0%
Pride International, Inc.*                              40,000          1,320
Petroleum Geo Services ADR *                            26,789          1,855
Superior Energy Services Inc.*                          40,000            470
Transocean Offshore, Inc.                               23,758          1,283
                                                                  -----------
                                                                        4,928
                                                                  -----------

Total Common Stocks - Energy - 4.1%                                     6,715

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCKS - HEALTH CARE
DRUGS - 3.6%
Lilly Eli & Co.                                         22,500    $     1,505
Merck & Co.                                             14,758          1,317
Pfizer, Inc.                                            25,864          1,830
Schering Plough Corp.                                   21,904          1,228
                                                                  -----------
                                                                         5880
LONG TERM CARE - 0.5%
Atria Communities Inc.*                                 50,000            831

MEDICAL PRODUCTS & SUPPLIES - 3.1%
Abbott Labs                                             24,061          1,475
Becton Dickenson Co.                                    25,758          1,186
Johnson & Johnson Co.                                   43,516          2,497
                                                                  -----------
                                                                        5,158
                                                                  -----------

Total Common Stocks - Health Care - 7.2%                               11,869

COMMON STOCKS - PROFESSIONAL SERVICES
Billing Information Concepts*                           27,658          1,086
                                                                  -----------

Total Common Stocks - Professional
Services - 0.7%                                                         1,086

COMMON STOCKS - TECHNOLOGY
BUSINESS - SERVICE - 1.1%
CSG Systems International, Inc.*                        20,000            784
First Data                                              37,677          1,095
                                                                  -----------
                                                                        1,879
COMMUNICATION EQUIPMENT - 1.1%
Amerilink Corp.*                                        18,000            473
Glenayre Technologies *                                 46,143            600

          See accompanying notes to the financial statements               31

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997


In thousands, except shares                             SHARES        VALUE
                                                        ------        -----
Powerwave Technologies, Inc.*                           23,637    $       730
                                                                  -----------
                                                                        1,803
COMPUTERS - 5.8%
Axiom, Inc.*                                            27,500            193
Compaq Computers Corp.                                  60,002          3,825
Cisco Systems, Inc.                                     10,100            829
EMC Corp Massachusetts, Inc.*                           28,364          1,588
Hewlett-Packard Co.                                     29,334          1,810
International Business Machines                          6,000            588
Sun Microsystems*                                       18,874            646
                                                                  -----------
                                                                        9,479
OFFICE EQUIPMENT - 1.3%
Splash Technology Holdings*                             20,000            833
Xerox Corp.                                             16,800          1,332
                                                                  -----------
                                                                        2,165
SOFTWARE - 0.6%
Saville Systems Ireland ADR*                            16,342            976
                                                                  -----------

Total Common Stocks - Technology  - 9.9%                               16,302

COMMON STOCKS - TRANSPORTATION
TRUCKING - 0.6%
Heartland Express, Inc. *                               15,758            433
Knight Transportation, Inc. *                           19,698            563
                                                                  -----------
                                                                          996
MISCELLANEOUS - 0.3%
C.H. Robinson Worldwide Inc.*                           25,000            550
                                                                  -----------

Total Common Stocks - Transportation - 0.9%                             1,546
                                                                  -----------

Total Common Stocks -  73.7%
(cost - $83,563)                                                      121,531

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                    ---------        -----
U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCY - 4.8%
Federal  Home Loan Mortgage Corp.
5.380%  due     11/13/97                         $       7,930    $     7,916

U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury Notes
6.000%  due     05/31/98                                 1,843          1,847
7.125%  due     09/30/99                                   661            679
7.750%  due     01/31/00                                 1,508          1,573
6.500%  due     08/31/01                                 1,727          1,771
                                                                  -----------
                                                                        5,870
                                                                  -----------
Total U.S. Government Securities - 8.4%
(cost - $13,711)                                                       13,786

CORPORATE BONDS
AGRICULTURAL & INDUSTRIAL EQUIPMENT - 0.6%
Case Corp.
6.750%  due     10/21/07                                 1,000            989

AUTO & TRUCK - 0.6%
Chrysler Finance Corp.
6.950%  due     03/25/02                                 1,000          1,028

BANK AND BANK HOLDING COMPANY - 1.0%
NationsBank Corp.
7.500%  due     09/15/06                                 1,576          1,670

COMMUNICATIONS & MEDIA - 1.5%
Airtouch Communications
7.000%  due     10/01/03                                   788            807

          See accompanying notes to the financial statements               32

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997

                                    PRINCIPAL
In thousands, except shares          AMOUNT          VALUE
                                    ---------        -----
Tribune Company
6.875%  due     11/01/06        $         800     $       824
US West Capital Funding
6.850%  due     01/15/02                  800             812
                                                  -----------
                                                        2,443
COMPUTER - 0.5%
Oracle Corp.
6.720%  due     02/15/04                  750             757

ENTERTAINMENT & LEISURE - 0.8%
Brunswick Corp.
6.750%  due     12/15/06                  300             304
Royal Caribbean
7.000%  due     10/15/07                1,000           1,004
                                                  -----------
                                                        1,308
FOOD , BEVERAGE & TOBACCO - 0.1%
Canandaigua Wine
8.750%  due     12/15/03                  100             100

HEALTH CARE - 0.6%
Omega Healthcare Investors
6.950%  due     08/01/07                1,000             991

METAL & MINERAL - 0.5%
Southdown, Inc.
10.000% due 03/01/06                      788             871

NON FERROUS METAL - 0.6%
Phelps Dodge
6.375%  due     11/01/04                1,000             994

                                   PRINCIPAL
                                     AMOUNT          VALUE
                                    ---------        -----
RESTAURANTS & LODGING - 0.6%
Hilton Hotels Corp.
7.000%  due     07/15/04        $       1,000     $     1,007

RETAIL - FOOD AND DRUGS - 0.6%
Kroger
7.650%  due     04/15/07                1,000           1,066

UTILITIES - 0.6%
Korea Electric Power
7.000%  due     10/01/02                1,000             957
                                                  -----------

Total Corporate Bonds - 8.6%
(cost - $13,904)                                       14,181

CONVERTIBLE SECURITIES
CONVERTIBLE BOND - 0.6%
Waste Management, Inc.
6.625%  due     07/15/02                1,000           1,010

CONVERTIBLE PREFERRED STOCKS - 1.7%
Evergreen Media Corp.                  10,000             616
Merrill Lynch STRYPES                  22,243           1,563
Microsoft Corp.                         6,700             591
                                                  -----------
                                                        2,770
                                                  -----------
Total Convertible Securities - 2.3%
(cost - $3,473)                                         3,780

COMMERCIAL PAPER
AUTO & TRUCK - 1.4%
Ford Motor Credit Corp.
5.540%  due     12/08/97                2,285           2,285


          See accompanying notes to the financial statements               33

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                               OCTOBER 31, 1997


                                    PRINCIPAL
In thousands, except shares          AMOUNT          VALUE
                                    ---------        -----

BROKERAGE SERVICES - 0.9%
Merrill Lynch and Co.
5.520%  due     11/14/97        $       1,440     $     1,437

COMPUTERS - 2.5%
Avnet Inc.
5.560%  due     12/12/97                4,255           4,228

ELECTRICAL EQUIPMENT - 1.8%
General Electric Capital Corp.
5.552%  due     11/21/97                3,000           3,000
                                                  -----------

Total Commercial Paper - 6.6%
(cost - $10,950)                                       10,950


                                    PRINCIPAL
                                     AMOUNT          VALUE
                                    ---------        -----


DEMAND NOTE
UTILITY - ELECTRICAL - 0.0%
Wisconsin Electric
5.205%  due     11/03/97
(cost - $23)                    $          23     $        23
                                                  -----------

TOTAL INVESTMENTS - 99.6%
(cost - $125,624)                                     164,251

Cash and other assets, less liabilities - 0.4%            634
                                                  -----------

TOTAL NET ASSETS - 100.0%                         $   164,885
                                                  ===========

* Non-income producing security.




          See accompanying notes to the financial statements               34

                             FINANCIAL HIGHLIGHTS
                            ASSET ALLOCATION FUND

                                                                            Year            Year
                                                                            ended           ended
Selected per share data                                                    10/31/97       10/31/96
                                                                           --------       --------
Net asset value, beginning of period.................................  $       12.75           12.04

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income........................................           0.27            0.31
        Net realized and unrealized gain.............................           3.85            1.01
                                                                       -------------   -------------
Total income from investment operations..............................           4.12            1.32

LESS DISTRIBUTIONS:
        Dividends from net investment income.........................           0.24            0.31
        Distributions from net realized gain.........................           0.03            0.30
                                                                       -------------   -------------
Total distributions..................................................           0.27            0.61
                                                                       -------------   -------------

Net asset value, end of period.......................................  $       16.60           12.75
                                                                       =============   =============

Total return.........................................................          32.61%          11.06%
                                                                       =============   =============

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............................  $     164,885          88,280
Ratio to average net assets of:
        Expenses, net of waivers and reimbursements..................           0.56%           0.87%
        Expenses, before waivers and reimbursements..................           0.78%           0.87%
        Net investment income, net of waivers and reimbursements.....           1.90%           2.48%
        Net investment income, before waivers and reimbursements.....           1.68%           2.48%
Portfolio turnover rate..............................................             64%            120%
Average commission rate paid per share...............................  $      0.0593          0.0585



          See accompanying notes to the financial statements               35

                            ASSET ALLOCATION FUND


                                                                            Year            03/03/94 AM
                                                                            ended           through
Selected per share data                                                   10/31/95          10/31/94
                                                                          --------          --------
Net asset value, beginning of period.................................  $        9.97           10.00

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income........................................           0.24            0.17
        Net realized and unrealized gain.............................           2.41            0.01
                                                                       -------------   -------------
Total income from investment operations..............................           2.65            0.18

LESS DISTRIBUTIONS:
        Dividends from net investment income.........................           0.24            0.16
        Distributions from net realized gain.........................           0.34            0.05
                                                                       -------------   -------------
Total distributions..................................................           0.58            0.21
                                                                       -------------   -------------

Net asset value, end of period.......................................  $       12.04            9.97
                                                                       =============   =============

Total return.........................................................          26.92%           1.84%** **
                                                                       =============   =============

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............................  $      73,775          10,189
Ratio of expenses to average net assets..............................           0.96%           1.25%*
Ratio of net investment income to average net assets.................           2.73%           2.63%*  ***
Portfolio turnover rate..............................................             95%             64%


*  Annualized
** Not annualized

          See accompanying notes to the financial statements               36

                     STATEMENT OF ASSETS AND LIABILITIES
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997


In thousands, except per share data
ASSETS
        Investments in securities, at value (cost - $98,165).....................  $       118,508
        Receivable for securities sold...........................................              798
        Dividends receivable.....................................................              137
        Receivable for fund shares sold..........................................               19
        Cash.....................................................................                3
                                                                                   ---------------
Total Assets.....................................................................          119,465

LIABILITIES
        Payable for securities purchased.........................................              796
        Accrued expenses payable.................................................               45
        Investment advisory fees payable.........................................               10
        Variation margin.........................................................                2
                                                                                   ---------------
Total Liabilities................................................................              853
                                                                                   ---------------
Net Assets.......................................................................  $       118,612
                                                                                   ===============
ANALYSIS OF NET ASSETS
        Paid in capital..........................................................           92,534
        Accumulated net realized gain ...........................................            4,249
        Net unrealized appreciation..............................................           20,247
        Undistributed net investment income......................................            1,582
                                                                                   ---------------
Net Assets.......................................................................  $       118,612
                                                                                   ===============
Net Asset Value Per Share  (based on net assets of $118,612 and 8,382 shares
        issued and outstanding)..................................................  $         14.15
                                                                                   ===============

          See accompanying notes to the financial statements               37

                           STATEMENT OF OPERATIONS
                              S&P 500 INDEX FUND
                     FOR THE YEAR ENDED OCTOBER 31, 1997

In thousands
INVESTMENT INCOME
        Dividends........................................................................  $       1,740
        Interest.........................................................................            366
                                                                                           -------------
Total Investment Income..................................................................          2,106

EXPENSES
        Investment advisory fees.........................................................            310
        Fund administration fees.........................................................             52
        Fund accounting fees.............................................................             51
        Registration fees................................................................             34
        Custodian fees...................................................................             19
        Transfer agent fees..............................................................             15
        Audit fees.......................................................................             11
        Legal fees.......................................................................             10
        Trustees fees....................................................................              4
        Other............................................................................              3
                                                                                           -------------
Total Expenses...........................................................................            509
Less:  Fee Waiver........................................................................            128
                                                                                           -------------
Net Expenses.............................................................................            381
                                                                                           -------------
Net Investment Income....................................................................          1,725

NET REALIZED AND UNREALIZED GAIN (LOSS)
        Net realized gain on sale of investments.........................................          2,780
        Net realized gain on futures contracts...........................................          1,469
        Change in net unrealized appreciation on investments.............................         19,493
        Change in net unrealized depreciation on futures contracts.......................            (96)
                                                                                           -------------
        Net realized and unrealized gain (loss)..........................................         23,646
                                                                                           -------------

Net Increase in Net Assets from Operations...............................................  $      25,371
                                                                                           =============


          See accompanying notes to the financial statements               38

                     STATEMENTS OF CHANGES IN NET ASSETS
                              S&P 500 INDEX FUND

                                                                                    Year           09/03/96
                                                                                    ended           through
In thousands                                                                      10/31/97         10/31/96
                                                                                  --------         --------
INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income.................................................. $      1,725           39
        Net realized gain......................................................        4,249            0
        Change in net unrealized appreciation..................................       19,397          850
                                                                                ------------   ----------
        Increase in net assets from operations.................................       25,371          889

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income..................................................         (145)         (37)
        Net realized gain......................................................            0            0
                                                                                ------------   ----------
        Total distributions....................................................         (145)         (37)

CAPITAL SHARE TRANSACTIONS
        Proceeds from sale of shares...........................................       92,357       25,000
        Reinvestment of distributions..........................................          182            0
        Cost of shares redeemed ...............................................      (25,005)           0
                                                                                ------------   ----------
        Increase in net assets from capital transactions.......................       67,534       25,000
                                                                                ------------   ----------

Increase in net assets.........................................................       92,760       25,852
Net assets at beginning of period..............................................       25,852            0
                                                                                ------------   ----------

Net assets at end of period.................................................... $    118,612       25,852
                                                                                ============   ==========

Undistributed net investment income............................................ $      1,582            2
                                                                                ============   ==========



          See accompanying notes to the financial statements               39

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES       VALUE
                                       ------       -----
COMMON STOCKS
COMMON STOCKS - BASIC MATERIALS
CHEMICALS - 2.3%
Air Products & Chemicals, Inc.          1,739   $       132
Dow Chemical                            3,648           331
DuPont De Nemours & Co.                18,318         1,042
Eastman Chemical Co.                    1,262            75
Ecolab, Inc.                            1,001            48
FMC Corp.*                                631            51
Goodrich BF Co.                           893            40
Hercules Inc.                           1,599            73
Monsanto Co.                            9,528           407
Nalco Chemical Co.                      1,054            42
PPG Industries                          2,902           164
Praxair, Inc.                           2,578           112
Rohm & Haas Co.                           954            80
Union Carbide Corp.                     2,055            94
                                                -----------
                                                      2,691
CHEMICALS-SPECIALTY - 0.4%
Avery Dennison Co.                      1,686            67
Englehard Corp.                         2,344            41
Grace WR & Co.                          1,224            83
Great Lakes Chemical                    1,001            47
International Flavors & Fragrance       1,739            84
Morton International, Inc.              2,317            76
Sigma-Aldrich Corp.                     1,632            57
                                                -----------
                                                        455
METALS & MINING - 0.8%
Alcan Aluminum Ltd.                     3,633           104
Aluminum Co. of America                 2,794           204
Asarco, Inc.                              712            20
Barrick Gold Corp.                      6,042           124

                                       SHARES       VALUE
                                       ------       -----

Battle Mountain Gold Co.                3,733   $        23
Cyprus Amax Mineral Co.                 1,478            31
Echo Bay Mines Ltd.                     2,263             9
Freeport McMoran Copper                 3,209            77
Homestake Mining Co.                    2,371            29
Inco Ltd.                               2,686            55
Newmont Mining Corp.                    2,532            89
Phelps Dodge                              954            71
Placer Dome, Inc.                       3,894            60
Reynolds Metals                         1,201            73
                                                -----------
                                                        969
PAPER & FOREST PRODUCT - 0.8%
Boise Cascade                             939            33
Champion International                  1,578            87
Georgia Pacific Co.                     1,524           129
International Paper                     4,900           221
Louisiana-Pacific Co.                   1,739            37
Mead Corp.                                893            54
Potlatch Corp.                            450            22
Stone Container Corp.                   1,632            20
Temple Inland                             947            54
Union Camp Corp.                        1,154            63
Westvaco Corp.                          1,659            54
Weyerhaeuser Co.                        3,263           156
Willamette Industries                   1,794            59
                                                -----------
                                                        989
STEEL - 0.2%
Allegheny Teledyne, Inc.                2,821            74
Armco, Inc.*                            1,786            10
Bethlehem Steel                         1,839            18
Inland Steel Industries                   839            16
Nucor Corp.                             1,470            77

          See accompanying notes to the financial statements               40

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
USX-US Steel                            1,370   $        47
Worthington Inds, Inc.                  1,524            32
                                                -----------
                                                        274
                                                -----------
Total Common Stocks - Basic
Materials - 4.5%                                      5,378

COMMON STOCKS - CAPITAL GOODS
AEROSPACE & DEFENSE - 1.5%
Boeing Co.                             16,220           777
General Dynamics Corp.                  1,001            81
Lockheed Martin Corp                    3,171           301
Northrop Grumman Corp.                  1,074           117
Rockwell International Corp.            3,379           166
TRW, Inc.                               2,009           115
United Technologies Corp.               3,802           266
                                                -----------
                                                      1,823
CONSTRUCTION - 0.3%
Case Equipment Corp.                    1,208            72
Centex Corp.                              423            25
Crane Co.                                 775            32
Fluor Corp.                             1,370            56
Kaufman & Broad Home Corp.                631            13
Masco Co.                               2,632           116
McDermott International                   893            32
Owens Corning                             893            31
Pulte Corp.                               369            14
                                                -----------
                                                        391
ELECTRICAL EQUIPMENT - 3.9%
AMP, Inc.                               3,559           160
Emerson Electric Co.                    7,166           376
General Electric                       53,098         3,428

                                       SHARES       VALUE
                                       ------       -----
Grainger WW, Inc.                         820   $        72
Honeywell                               2,055           140
Raychem                                   685            62
Thomas & Betts Co.                        931            46
Westinghouse Electric                  10,442           276
                                                -----------
                                                      4,560
ENVIRONMENTAL - 0.8%
Browning Ferris                         3,425           111
Johnson Controls                        1,370            62
Laidlaw, Inc.                           5,657            80
Millipore Corp.                           712            28
Safety Kleen                              947            21
Thermo Electron Corp.*                  2,400            90
Tyco International Ltd                  8,648           326
Waste Management, Inc.                  7,350           172
                                                -----------
                                                        890
MACHINERY - EQUIPMENT - 1.2%
Aeroquip - Vickers, Inc.                  450            23
Briggs & Stratton                         450            22
Caterpillar, Inc.                       6,112           313
Cincinnati Milacron, Inc.                 631            18
Cooper Industries                       1,939           101
Cummins Engine                            631            38
Deere & Co.                             4,110           216
Dover Co.                               1,793           121
Foster Wheeler Corp.                      685            23
General Signal Co.                        839            34
Harnischfeger                             766            30
Illinois Tool Works                     4,002           197
Ingersoll Rand Co.                      3,608           141
NACCO Industries                           94            10

          See accompanying notes to the financial statements               41

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
Pall Corp.                              2,093   $        43
Parker Hannifin                         1,893            79
Timken Co.                              1,008            34
                                                -----------
                                                      1,443
OFFICE SUPPLIES - 0.2%
Moore Corp.                             1,432            23
Pitney Bowes, Inc.                      2,371           188
                                                -----------
                                                        211
                                                -----------
Total Common Stocks - Capital
Goods - 7.9%                                          9,318

COMMON STOCKS - COMMUNICATION SERVICES
CELLULAR & WIRELESS - 0.3%
Airtouch Communications*                8,158           315

LONG DISTANCE - 2.1%
AT & T Corp.                           26,330         1,289
MCI Communications                     11,260           400
Sprint Corp.                            6,950           361
Worldcom Inc.*                         14,665           493
                                                -----------
                                                      2,543
TELEPHONE - 3.7%
Alltel Corp.                            3,056           108
Ameritech Corp.                         8,897           578
Bell Atlantic                          12,578         1,005
Bell South Corp.                       16,063           760
Frontier Corp.                          2,700            58
GTE Corp.                              15,539           659
SBC Communications, Inc.               14,781           940
US West, Inc. - Comm Group*             7,789           310
                                                -----------
                                                      4,418
                                                -----------
Total Common Stocks -
Communication Services - 6.1%                         7,276

                                       SHARES       VALUE
                                       ------       -----

COMMON STOCKS - CONSUMER CYCLICAL
APPAREL & TEXTILE - 0.4%
Fruit of The Loom, Inc.*                1,162   $        30
Liz Claiborne, Inc.                     1,108            56
National Service Inds.                    739            33
Nike, Inc.                              4,633           218
Reebok International Ltd.                 947            35
Russell Corp.                             631            19
Spring Industries                         402            19
VF Corp.                                1,027            92
                                                -----------
                                                        502
AUTO & TRUCK - 1.8%
Chrysler Corp.                          10,933          385
Ford Motor Co.                          19,364          846
General Motors Corp.                    11,868          762
ITT Industries, Inc.                     1,947           61
Navistar International*                  1,162           27
Paccar, Inc.                             1,262           57
                                                -----------
                                                      2,138
AUTO PARTS - 0.5%
Autoliv, Inc.                              790           31
Cooper Tire & Rubber Co.                 1,270           27
Dana                                     1,732           81
Eaton Corp.                              1,262          122
Echlin Inc.                              1,001           33
Genuine Parts Co.                        2,920           91
Goodyear Tire & Rubber                   2,578          161
Snap On Tools, Inc.                      1,001           43
                                                -----------
                                                        589
FURNITURE & APPLIANCES - 0.4%
Armstrong World Industries                 631           42
Black & Decker                           1,570           60
Maytag Corp.                             1,632           54

          See accompanying notes to the financial statements               42

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
Newell Co.                               2,605  $       100
Rubbermaid, Inc.                         2,471           59
Stanley Works                            1,424           60
Whirlpool Corp.                          1,162           70
                                                -----------
                                                        445
PRINTING & PUBLISHING - 1.0%
American Greetings Co.                   1,262           44
Deluxe Corp.                             1,316           43
Donnelley RR & Sons                      2,324           76
Dow Jones & Co.                          1,578           73
Dun & Bradstreet                         2,740           78
Gannett Co., Inc.                        4,688          246
Harcourt General, Inc.                   1,108           56
Harland John H Co.                         550           12
Jostens Inc.                               631           15
Knight Ridder, Inc.                      1,378           72
McGraw Hill Cos, Inc.                    1,632          107
Meredith Corp.                             846           29
New York Times                           1,532           84
Times Mirror Co.                         1,586           86
Tribune Co.                              2,002          110
                                                -----------
                                                      1,131
RECREATION - 1.3%
Brunswick Corp.                          1,632           55
Fleetwood Enterprises                      577           18
Harrah's Entertainment, Inc.*            1,686           33
Hasbro, Inc.                             2,055           60
King World Productions, Inc.               631           30
Mattel Inc.                              4,688          182
Mirage Resorts, Inc.*                    2,900           73
Walt Disney Co.                         10,959          901
Viacom, Inc.* Class B                    5,742          174
                                                -----------
                                                      1,526

                                       SHARES       VALUE
                                       ------       -----
RESTAURANTS & LODGING - 1.0%
Dardeen Restaurants                      2,478  $        28
HFS, Inc. *                              2,601          183
Hilton Hotels Corp.                      4,102          126
ITT Corp.*                               1,847          138
Marriott International                   2,055          143
McDonalds Corp.                         11,122          498
Tricon Global Restaurants*               2,482           75
Wendys International                     2,155           45
                                                -----------
                                                      1,236
RETAIL - DISCOUNT - 1.5%
K Mart                                   7,897          104
Rite Aid Corp.                           1,970          117
TJX Cos, Inc.                            2,616           78
Toys "R" Us, Inc. *                      4,672          159
Wal-Mart Stores, Inc.                   36,720        1,290
Woolworth Corp.                          2,209           42
                                                -----------
                                                      1,790
RETAIL - GENERAL - 1.1%
Costco Companies, Inc. *                 3,409          131
Dayton Hudson Corp.                      3,525          221
Dillard Dept. Stores                     1,793           69
Federated Department Stores*             3,371          148
May Department Stores                    3,729          201
Mercantile Stores Co.                      558           33
Penny JC Co.                             4,033          237
Sears Roebuck & Co.                      6,319          265
                                                -----------
                                                      1,305
RETAIL SPECIALTY - 1.8%
Autozone Inc.*                           2,400           71
Charming Shoppes, Inc.                   1,686            9
Circuit City Stores, Inc.                1,632           65
CUC International, Inc.*                 6,603          195

          See accompanying notes to the financial statements               43

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
CVS Corp.                                2,686  $       165
Gap, Inc.                                4,333          230
Home Depot Inc.                         11,814          657
The Limited Ltd.                         4,446          105
Longs Drug Stores                          684           17
Lowes Companies                          2,840          118
Nordstrom, Inc.                          1,216           75
Pep Boys - Manny, Mo, Jack               1,001           25
Sherwin Williams                         2,840           79
Tandy Corp.                              1,694           58
Walgreen Co.                             8,004          225
                                                -----------
                                                      2,094
                                                -----------
Total Common Stocks -
Consumer Cyclical - 10.8%                            12,756

COMMON STOCKS - CONSUMER STAPLES
BEVERAGES - 3.2%
Anheuser-Busch Companies, Inc.           8,004          320
Brown Foremann                           1,154           57
Coca-Cola Co.                           40,207        2,272
Coors, Adolph, Inc.                        631           22
Pepsico, Inc.                           24,829          914
Seagrams Co. Ltd.                        6,057          204
                                                -----------
                                                      3,789
BROADCASTING - 1.0%
Clear Channel Communications*            1,600          106
Comcast Corp.                            5,672          156
Tele Communications, Inc.*               8,233          189
Time Warner, Inc.                        9,067          523
US West Media Group Inc. *               9,967          252
                                                -----------
                                                      1,226

                                       SHARES       VALUE
                                       ------       -----

CONTAINERS - 0.2%
Ball Corp.                                 523  $        18
Bemis Co.                                  893           34
Crown Cork & Seal                        2,055           93
Owens-Illinois, Inc.*                    2,300           79
Tupperware Corp.                         1,001           25
                                                -----------
                                                        249
COSMETIC & TOILETRIES - 3.0%
Alberto-Culver Co.                         900           27
Avon Products, Inc.                      2,109          138
Cardinal Health, Inc.                    1,800          134
Clorox Co.                               1,686          118
Colgate Palmolive Co.                    4,842          314
Fort James Corp.                         3,070          122
Gillette Co.                             9,112          812
Kimberly Clark                           9,000          467
Procter & Gamble                        21,920        1,491
                                                -----------
                                                      3,623
FOOD PRODUCERS - 2.9%
Archer-Daniels-Midland Co.               9,035          201
Campbell Soup                            7,474          385
Conagra, Inc.                            7,696          232
CPC International, Inc.                  2,317          229
General Mills                            2,578          170
H J Heinz Co.                            6,030          280
Hershey Foods                            2,324          128
Kellogg Co.                              6,742          290
Pioneer Hi-Bred International            1,316          121
Quaker Oats                              2,209          106
Ralston-Purina Group                     1,686          151
Sara Lee Corp.                           7,797          399

          See accompanying notes to the financial statements               44

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
Unilever  ADR                           10,528  $       562
Wrigley WM JR Co.                        1,893          137
                                                -----------
                                                      3,391
FOOD RETAILERS - 0.6%
Albertson's, Inc.                        3,983          147
American Stores Co.                      4,442          114
Fleming Companies, Inc.                    631           11
Giant Foods                              1,001           31
Great Atlantic & Pacific                   631           19
Kroger*                                  4,102          134
Super-Valu, Inc.                           954           35
Sysco Corp.                              2,848          114
Winn-Dixie Stores, Inc.                  2,424           90
                                                -----------
                                                        695
TOBACCO - 1.5%
Fortune Brands, Inc.                     2,740           91
Philip Morris Co., Inc.                 39,307        1,558
UST, Inc.                                3,002           90
                                                -----------
                                                      1,739
                                                -----------
Total Common Stock - Consumer
Staples - 12.4%                                      14,712

COMMON STOCKS - ENERGY
COAL, GAS & PIPE - 0.1%
Anadarko Petroleum Corp.                 1,000           73

EXPLORATION & DRILLING - 0.2%
Burlington Resources, Inc.               2,861          140
Helmerich & Payne                          383           31
Union Pacific Resources Group            4,112          101
                                                -----------
                                                        272

                                       SHARES       VALUE
                                       ------       -----
OIL & GAS-DOMESTIC - 1.9%
Amerada Hess Corp.                       1,478  $        91
Amoco Corp.                              8,004          734
Apache Corp.                             1,500           63
Ashland, Inc.                            1,254           60
Atlantic Richfield                       5,164          425
Kerr-McGee Co.                             766           52
Occidental Petroleum                     5,364          150
Oryx Energy *                            1,686           47
Pennzoil Co.                               739           55
Phillips Petroleum Co.                   4,264          206
Sun Co.                                  1,162           47
Unocal Corp.                             4,002          165
USX-Marathon                             4,633          166
                                                -----------
                                                      2,261
OIL & GAS-INTERNATIONAL - 5.6%
Chevron Corp.                           10,583          878
Exxon Corp.                             40,130        2,466
Mobil Corp.                             12,746          928
Royal Dutch Petroleum ADR               34,756        1,829
Texaco Inc.                              8,528          486
                                                -----------
                                                      6,587
OIL & GAS-SERVICE - 1.1%
Baker Hughes, Inc.                       2,717          125
Dresser Industries                       2,848          120
Halliburton Co.                          4,086          244
Rowan Companies, Inc.*                   1,370           53
Schlumberger                             7,996          700
Western Atlas, Inc.*                       893           77
                                                -----------
                                                      1,319
                                                -----------

Total Common Stocks - Energy - 8.9%                  10,512

          See accompanying notes to the financial statements               45

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
COMMON STOCKS - FINANCE
BANK & BANK HOLDING COMPANY - 7.9%
Banc One Corp.                           9,498  $       495
Bank of New York                         6,165          290
Bankamerica Corp.                       11,292          807
Bankboston Corporation                   2,324          188
Bankers Trust of New York                1,616          191
Barnett Bank, Inc.                       3,256          225
Chase Manhattan                          6,871          793
Citicorp                                 7,443          931
Comerica, Inc.                           1,693          134
Corestates Financial                     3,233          235
Fifth Third Bancorp                      2,529          162
First Chicago NBD Corp.                  4,752          346
First Union Corp.                        9,134          448
Fleet Financial Group, Inc.              4,078          262
Huntington Bancshares                    2,600           84
Key Corp.                                3,487          213
Mellon Bank                              4,110          212
Morgan (J.P.) & Co., Inc.                2,902          319
Nations Bank Corp.                      11,538          691
National City Corp.                      3,533          211
Norwest Corp.                           12,206          391
PNC Bank Corp.                           4,980          237
Republic New York Corp.                    847           90
State Street Corp.                       2,600          145
Sun Trust Banks, Inc.                    3,433          223
US Bancorp                               3,947          401
Wachovia Corp.                           2,586          195
Wells Fargo & Co.                        1,459          425
                                                -----------
                                                      9,344
FINANCIAL SERVICES - 3.6%
American Express Co.                     7,589          592


                                       SHARES       VALUE
                                       ------       -----

American General Corp.                   4,063  $       207
Beneficial  Corp.                          893           68
Charles Schwab Corp.                     4,300          147
Countrywide Credit Ind, Inc.             1,700           58
Equifax                                  2,400           75
Fannie Mae                              17,240          835
Fed Home Loan Mortgage Corp.            11,292          428
Green Tree Financial Corp.               2,163           91
Household International                  1,778          201
Marsh & McLennan Co.                     2,716          193
MBNA Corp.                               8,173          215
Merrill Lynch                            5,372          363
Morgan Stanley Dean Witter, Inc.         9,563          469
Salomon, Inc.                            1,786          139
SunAmerica, Inc.                         3,200          115
Transamerica Corp.                       1,054          106
                                                -----------
                                                      4,302
INSURANCE - 4.0%
Allstate Corp.                          7,012           582
American International Group           11,352         1,159
Aon Corp.                               2,708           146
Choice Point Inc.*                        260            10
CHUBB Group                             2,794           185
Cigna Corp.                             1,162           180
Conseco, Inc.                           3,000           131
General RE Corp.                        1,262           249
Hartford Financial Services             1,947           158
Jefferson Pilot                         1,195            92
Lincoln National Corp.                  1,686           116
Loews Corp.                             1,893           211
MBIA Inc.                               1,370            82
MGIC Investment                         1,894           114
Progressive Corp.                       1,200           125

          See accompanying notes to the financial statements               46

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
Providian Corp.                         1,478   $        55
Safeco Corp.                            2,001            95
St. Paul Companies                      1,370           110
Torchmark Corp.                         2,216            88
Travelers Group, Inc.                  10,423           730
Unum Corp.                              2,216           108
USF&G Corp.                             1,847            37
                                                -----------
                                                      4,763
SAVINGS & LOAN - 0.4%
Ahmanson H. F. & Co.                    1,539            91
Golden West Financial                     947            82
Washington Mutual, Inc.                 4,036           276
                                                -----------
                                                        449
                                                -----------

Total Common Stocks - Finance - 15.9%                18,858

COMMON STOCKS - HEALTH CARE
BIO-TECHNOLOGY - 0.2%
Amgen*                                  4,318           213

DRUGS - 6.9%
Alza Corp.*                             1,370            36
American Home Products Corp.           10,567           783
Bristol-Meyer/Squibb                   16,116         1,414
Lilly Eli & Co.                        17,994         1,203
Merck & Co.                            19,542         1,744
Pfizer, Inc.                           20,950         1,482
Pharmacia & Upjohn, Inc.                8,261           262
Schering Plough Corp.                  11,906           668
Warner-Lambert Co.                      4,372           626
                                                -----------
                                                      8,218

                                       SHARES       VALUE
                                       ------       -----
MEDICAL PRODUCTS & SUPPLIES - 2.7%
Abbott Labs                            12,438   $       763
Allergan                                1,054            35
Bard C.R., Inc.                           947            26
Bausch & Lomb, Inc.                       947            37
Baxter International, Inc.              4,572           211
Becton Dickinson Co.                    2,001            92
Biomet, Inc.                            1,793            45
Boston Scientific Corp.*                3,194           145
Guidant Corp.                           2,432           140
Johnson & Johnson Co.                  21,589         1,239
Mallinckrodt, Inc.                      1,162            44
Medtronic, Inc.                         7,588           330
St. Jude Medical                        1,503            46
US Surgical Corp.                       1,201            32
                                                -----------
                                                      3,185
MEDICAL SERVICES - 0.9%
Aetna Life and Casualty Co.             2,398           170
Beverly Enterprises*                    1,832            27
Columbia/HCA Healthcare Corp.          10,598           299
Healthsouth Corp.*                      5,600           143
Humana, Inc.*                           2,632            55
Manor Care, Inc.                        1,001            34
Tenet Healthcare Corp.*                 4,925           151
United Healthcare Corp.                 3,002           139
                                                -----------
                                                      1,018
                                                -----------
Total Common Stocks -
Health Care - 10.7%                                  12,634

COMMON STOCKS - MISCELLANEOUS
DIVERSIFIED - 1.3%
Allied Signal, Inc.                     9,158           330

          See accompanying notes to the financial statements               47

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
Cognizant Corp.                         2,640   $       103
Corning Corporation                     3,787           171
3M Co.                                  6,742           617
Tenneco, Inc.                           2,740           123
Textron, Inc.                           2,632           152
Whitman Corp.                           1,686            44
                                                -----------
                                                      1,540
PROFESSIONAL SERVICES - 0.2%
H & R Block                             1,686            62
Interpublic GRP Companies, Inc.         1,974            94
Service Corp. International             4,041           123
                                                -----------
                                                        279
                                                -----------
Total Common Stocks -
Miscellaneous - 1.5%                                  1,819

COMMON STOCKS - TECHNOLOGY
COMMUNICATION EQUIPMENT - 1.2%
Andrew Corp.*                           1,436            33
DSC Communications Corp.*               1,893            46
Lucent Technologies                    10,395           857
Northern Telecom                        4,210           378
Scientific - Atlanta Inc.               1,262            23
Tellabs, Inc.*                          2,948           159
                                                -----------
                                                      1,496
COMPUTER RELATED - 4.8%
3 Com Corp.*                            5,586           231
Apple Computer, Inc.*                   2,101            36
Cisco Systems, Inc.*                   10,829           888
Compaq Computers Corp.*                12,252           781
Data General Corp.*                       731            14
Dell Computer Corp.*                    5,396           432
Digital Equipment*                      2,478           124

                                       SHARES       VALUE
                                       ------       -----
EMC Corp. Massachusetts*                4,041   $       226
Hewlett-Packard Co.                    16,886         1,042
International Business Machines        15,964         1,565
Seagate Technology, Inc.*               3,971           108
Silicon Graphics, Inc.*                 2,840            42
Sun Microsystems*                       6,004           206
Unisys Corp.*                           2,840            38
                                                -----------
                                                      5,733
COMPUTER - SERVICES - 0.7%
Automatic Data Processing, Inc.         4,787           245
Ceridian Corporation*                   1,354            53
Computer Associates                     5,896           440
Computer Sciences*                      1,289            91
                                                -----------
                                                        829
COMPUTER - SOFTWARE - 3.3%
Adobe Systems, Inc.                     1,200            57
Autodesk, Inc.                            766            28
Bay Networks*                           3,202           101
Cabletron Systems*                      2,524            73
First Data                              7,166           208
HBO & Co.                               3,300           144
Microsoft Corp.*                       19,480         2,532
Nextlevel Systems Inc.*                 2,363            32
Novell, Inc.*                           5,688            48
Oracle Systems Corp.*                  15,903           569
Parametric Tech Co.*                    2,100            93
Shared Medical System                     356            19
                                                -----------
                                                      3,904
ELECTRONICS - 1.1%
Applied Materials, Inc.*                5,896           197
EG&G                                      739            15
Harris Corp.                            1,262            55
LSI Logic Corp.*                        2,255            49

          See accompanying notes to the financial statements               48

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

In thousands, except shares            SHARES       VALUE
                                       ------       -----
Motorola, Inc.                          9,682   $       598
National Semiconductor*                 2,363            85
Perkin-Elmer Corp.                        685            43
Raytheon Co.                            3,794           206
Tektronix, Inc.                           504            30
                                                -----------
                                                      1,278
PHOTOGRAPHY & IMAGING - 0.7%
Eastman Kodak                           5,326           319
Ikon Office Solution                    2,155            61
Polaroid Corp.                            766            34
Xerox                                   5,264           418
                                                -----------
                                                        832
SEMICONDUCTOR - 2.2%
Advanced Micro Devices*                 2,309            53
Intel Corp.                            26,446         2,036
KLA-Tencor Corp.*                       1,400            62
Micron Technology, Inc.                 3,371            90
Texas Instruments                       3,156           337
                                                -----------
                                                      2,578
                                                -----------
Total Common Stocks -
Technology - 14.0%                                   16,650

COMMON STOCKS - TRANSPORTATION
AIR TRANSPORTATION - 0.4%
AMR Corp.*                              1,524           177
Delta Airlines                          1,216           123
Southwest Airlines Co.                  2,417            79
US Airways Group, Inc.*                 1,301            61
                                                -----------
                                                        440
RAILROAD - 0.7%
Burlington Northern Santa Fe Co.        2,526           240
CSX Corp.                               3,571           195
Norfolk Southern Co.                    6,003           193


                                       SHARES       VALUE
                                       ------       -----
Union Pacific Corp.                     4,048   $       248
                                                -----------
                                                        876
TRUCKING - 0.2%
Caliber System, Inc.                      631            33
Federal Express*                        1,893           126
Ryder System Co.                        1,216            43
                                                -----------
                                                        202
                                                -----------
Total Common Stocks -
Transportation - 1.3%                                 1,518

COMMON STOCKS - UTILITIES
ELECTRIC - 2.4%
American Electric Power Co.             3,102           147
Baltimore Gas & Electric                2,371            65
Carolina Power & Light                  2,424            87
Central & Southwest Corp.               3,471            75
Cinergy Corp.                           2,583            85
Consolidated Edison                     3,841           132
Dominion Resources                      2,994           111
DTE Energy Co.                          2,317            71
Duke Power                              5,848           282
Edison International                    6,458           166
Entergy Corp.                           3,887            95
FPL Group, Inc.                         2,948           152
General Public Utilities, Inc.          1,947            70
Houston Industries                      4,660           101
Niagara Mohawk Power                    2,317            22
Northern States Power                   1,154            58
Ohio Edison                             2,524            62
Pacificorp                              4,841           105
Peco Energy Co.                         3,633            82
PP & L Resources, Inc.                  2,632            57
PG & E Corp.                            7,088           181

          See accompanying notes to the financial statements               49

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                               OCTOBER 31, 1997

                                      Principal
                                       Amount
In thousands, except shares           or Shares     Value
                                      ---------     -----

Public Service Enterprises              3,748   $        97
Southern, Co.                          11,098           255
Texas Utilities Co.                     3,892           140
Unicom Corp.                            3,525            99
Union Electric Co.                      1,632            62
                                                -----------
                                                      2,859
NATURAL GAS - 0.6%
Coastal Corp.                           1,686           101
Columbia Gas System, Inc.                 874            63
Consolidated Natural Gas                1,578            85
Eastern Enterprises                       342            13
Enron                                   4,956           188
Nicor                                     793            31
Oneok, Inc.                               450            15
Pacific Enterprises                     1,370            45
People's Energy Corp.                     604            22
Sonat, Inc.                             1,370            63
Williams Companies                      2,529           129
                                                -----------
                                                        755
                                                -----------

Total Common Stocks - Utilities - 3.0%                3,614
                                                -----------

Total Common Stocks - 97.0%
(cost - $94,702)                                    115,045
                                                -----------

U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCY - 0.2%
Federal Home Loan Mortgage Corp
5.380%  due     11/13/97         $       175            175
5.390%  due     11/13/97                  30             30
                                                -----------
                                                        205

                                      Principal
                                       Amount       Value
                                      ---------     -----
U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
4.920%  due     01/02/98         $       200     $      198
4.967%  due     01/15/98                 100             99
                                                -----------
                                                        297
                                                -----------
Total U.S. Government Securities - 0.4%
(cost - $502)                                           502

COMMERCIAL PAPER
Merrill Lynch and Co.
5.520%  due     12/05/97               1,760          1,751
5.530%  due     12/05/97               1,170          1,164
                                                -----------

Total Commercial Paper - 2.5%
(cost - $2,915)                                       2,915

DEMAND NOTE
UTILITY - ELECTRICAL - 0.0%
Wisconsin Electric
5.205%  due     11/03/97
(cost - $46)                              46             46
                                                -----------

TOTAL INVESTMENTS - 99.9%
(cost - $98,165)                                    118,508

Cash and other assets, less liabilities - 0.1%          104
                                                -----------

TOTAL NET ASSETS - 100.0%                        $  118,612
                                                ===========

* Non-income producing security

          See accompanying notes to the financial statements               50

                             FINANCIAL HIGHLIGHTS
                              S&P 500 INDEX FUND

                                                                                   Year            09/03/96
                                                                                   ended           through
Selected per share data                                                          10/31/97          10/31/96
                                                                                 --------          --------
Net asset value, beginning of period.......................................    $     10.77           10.00

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income..............................................           0.21            0.02
        Net realized and unrealized gain...................................           3.19            0.77
                                                                               -----------      ----------
Total income from investment operations....................................           3.40            0.79

LESS DISTRIBUTIONS:
        Dividends from net investment income...............................           0.02            0.02
        Distributions from net realized gain...............................           0.00            0.00
                                                                               -----------      ----------
Total distributions........................................................           0.02            0.02
                                                                               -----------      ----------

Net asset value, end of period.............................................    $     14.15           10.77
                                                                               ===========      ==========

Total return ..............................................................          31.58%           7.86%**
                                                                               ===========      ==========

RATIOS AND SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands)...........................    $   118,612          25,852
        Ratio to average net assets of:
                Expenses, net of waivers and reimbursements................           0.37%           0.71%*
                Expenses, before waivers and reimbursements................           0.49%           1.26%*
                Net investment income, net of waivers and reimbursements...           1.66%           1.60%*
                Net investment income, before waivers and reimbursements...           1.54%           1.05%*
        Portfolio turnover rate............................................             13%              0%
        Average commission rate paid per share.............................    $    0.0551          0.0338


*  Annualized
** Not annualized

          See accompanying notes to the financial statements               51

                     STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except per share data
ASSETS
        Investments in securities, at value (cost - $51,255)............................... $   52,514
        Foreign currency at value (cost - $519)............................................        528
        Dividends receivable...............................................................        116
        Net unrealized appreciation on forward foreign currency contracts..................         98
        Receivable for securities sold.....................................................         13
        Cash...............................................................................         10
        Receivable for fund shares sold....................................................          5
                                                                                            ----------
Total Assets...............................................................................     53,284

LIABILITIES
        Payable for securities purchased...................................................         62
        Accrued expenses payable...........................................................         50
        Investment advisory fees payable...................................................         29
                                                                                            ----------
Total Liabilities..........................................................................        141
                                                                                            ----------
Net Assets................................................................................. $   53,143
                                                                                            ==========
ANALYSIS OF NET ASSETS
        Paid in capital.................................................................... $   49,636
        Accumulated net realized gain......................................................        564
        Net unrealized appreciation........................................................      1,366
        Undistributed net investment income................................................      1,577
                                                                                            ----------
Net Assets................................................................................. $   53,143
                                                                                            ==========
Net Asset Value Per Share  (based on net assets of $53,143 and 4,687 shares
        issued and outstanding)............................................................ $    11.34
                                                                                            ==========

          See accompanying notes to the financial statements               52

                           STATEMENT OF OPERATIONS
                          INTERNATIONAL EQUITY FUND
                     FOR THE YEAR ENDED OCTOBER 31, 1997


In thousands
INVESTMENT INCOME
        Dividends (net of $126 for foreign taxes withheld).................................  $       953
        Interest...........................................................................          171
                                                                                             -----------
Total Investment Income....................................................................        1,124

EXPENSES
        Investment advisory fees...........................................................          419
        Custodian fees.....................................................................          147
        Fund accounting fees...............................................................           74
        Fund administration fees...........................................................           22
        Registration fees..................................................................           20
        Transfer agent fees................................................................           14
        Audit fees.........................................................................            5
        Legal fees.........................................................................            5
        Trustees fees......................................................................            2
        Other..............................................................................            3
                                                                                             -----------
Total Expenses.............................................................................          711
Less:  Fee Waiver..........................................................................           93
                                                                                             -----------
Net Expenses...............................................................................          618
                                                                                             -----------
Net Investment Income......................................................................          506

NET REALIZED AND UNREALIZED GAIN
        Net realized gain on sale of investments and foreign currency transactions.........          564
        Net realized gain on forward foreign currency contracts............................        1,127
        Change in net unrealized appreciation on investments and foreign currency..........        1,126
        Change in net unrealized appreciation on forward foreign currency contracts........           62
                                                                                             -----------
        Net realized and unrealized gain ..................................................        2,879
                                                                                             -----------
Net Increase in Net Assets from Operations.................................................  $     3,385
                                                                                             ===========


          See accompanying notes to the financial statements               53

                     STATEMENTS OF CHANGES IN NET ASSETS
                          INTERNATIONAL EQUITY FUND

                                                                                    YEAR            09/03/96
                                                                                    ENDED           THROUGH
In thousands                                                                       10/31/97         10/31/96
                                                                                   --------         --------
INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income...................................................  $       506             49
        Net realized gain.......................................................        1,691             29
        Change in net unrealized appreciation...................................        1,188            178
                                                                                  -----------     ----------
        Increase in net assets from operations..................................        3,385            256

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income...................................................          (55)           (49)
        Net realized gain.......................................................            0              0
        Distributions in excess of net investment income........................            0            (30)
                                                                                  -----------     ----------
        Total distributions.....................................................          (55)           (79)

CAPITAL SHARE TRANSACTIONS
        Proceeds from sale of shares............................................       27,669         25,000
        Reinvestment of distributions...........................................          134              0
        Cost of shares redeemed ................................................       (3,167)             0
                                                                                  -----------     ----------
        Increase in net assets from capital transactions........................       24,636         25,000
                                                                                  -----------     ----------

Increase in net assets..........................................................       27,966         25,177
Net assets at beginning of period...............................................       25,177              0
                                                                                  -----------     ----------

Net assets at end of period.....................................................  $    53,143         25,177
                                                                                  ===========     ==========

Undistributed net investment income.............................................  $     1,577             (1)
                                                                                  ===========     ==========

          See accompanying notes to the financial statements               54

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES      VALUE
                                       ------      -----
COMMON STOCKS - FOREIGN
AUSTRALIA - 4.5%
Amcor Limited                           11,000  $       52
Boral Limited                           27,000          71
Brambles Industries Ltd                  5,000          96
Broken Hill Proprietary Co              37,500         373
Coca-Cola Amatil                         7,000          53
CSR Limited Ord                         19,000          66
David Jones Limited                     67,000          85
Lend Lease Corp Ltd                      5,000         103
M.I.M. Holdings Ltd                     41,521          37
Mayne Nickless Ltd                       9,000          41
National Australia Bank Lts             27,000         370
News Corporation Ltd                    58,152         279
News Corporation Ltd Preferred          18,140          81
Pacific Dunlop                          32,000          68
Qantas Airways Limited                  31,494          57
Rio Tinto Limited                       13,000         159
Santos Limited                           7,000          32
Westpac Bank                            41,000         239
WMC Limited                             21,000          75
Woolworths Ltd                          14,000          45
                                                ----------
                                                     2,382
BELGIUM - 3.6%
Delhaize-Le Lion                         2,100         100
Eaux Compagnie Gen Warrant               1,300           1
Electrabel Cap                           1,500         337
Fortis Ag                                1,375         261
Fortis Ag - Strip Vvpr                      75           0
Generale de Banquenpv                      300         123
Groupe Bruxelles Lambert                   800         124
Kredietbank Npv                            450         189
Kredietbank Vvpr                             7           3

                                       SHARES      VALUE
                                       ------      -----
Petrofina Sa                               800  $      294
Soc Gen De Belgique Put/Wts                200           1
Societe Generale Belgique                1,400         127
Sovay et Cie Npv                         1,980         119
Tractabel Inv Intl Npv                   1,500         128
Union Miniere Npv *                      1,364         100
                                                ----------
                                                     1,907
CANADA - 3.1%
Agrium Inc.                              4,100          46
Alcan Aluminum Ltd                       3,000          85
Bank of Montreal                         2,400         104
Barrick Gold Corp                        1,800          37
Canadian National Railway Co.            2,100         113
Canadian Pacific Ltd                     6,900         205
Imasco Ltd                               2,300          73
Imperial Oil Ltd                         2,500         155
Magna International                        800          53
Newbridge Networks Corp.*                1,000          53
Noranda                                  3,100          55
Northern Telecom Ltd                       600          54
Nova Corp                                8,900          80
Potash Corp.                             1,000          82
Royal Bank of Canada                     2,800         150
Seagram Co Ltd                           1,900          64
Telus Corp.                              4,400          88
Thomson Corp                             2,500          60
Trans Canada Pipeline                    4,100          76
Westcoast Energy                         2,200          45
                                                ----------
                                                     1,678
FINLAND - 0.8%
Merita Ltd                               8,900          44
Metsa Serla - B                          2,300          20
Nokia Ab - A                             2,500         219

          See accompanying notes to the financial statements               55

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES      VALUE
                                       ------      -----
Outokumpu                                1,800  $       27
Pohjola Insurance                          400          15
Rauma Oy                                    78           1
Sampo Insurance Co                         800          24
Upm-Kymmene Oy                           3,300          74
                                                ----------
                                                       424
FRANCE - 4.7%
Accor Sa                                   500          93
Alcatel-Alsthom                            900         109
Axa Uap                                  1,800         124
Banque Nationale De Paris                2,500         111
Cie Fin Paribas                            700          51
Clf - Dexia France                         800          80
Compagnie Bancaire Sa                      340          44
Compagnie De Saint-Gobain                1,025         147
Compagnie Generale Des Eaux              1,100         129
France Telecom Sa*                       1,000          38
Gruope Danone                              400          61
Lafarge                                    900          56
Lagardere SCA                            2,600          75
Michelin (Cgde)                          1,821          94
Pechiney Sa                              2,147          88
Peugeot Sa                               1,100         125
Pinault Printemps Redoute Sa               100          46
Rhone-Poulenc                            3,082         135
Seita                                    3,200         102
Soc Natl Elf Aquit                       1,400         174
Societe Generale                         1,037         142
Suez Lyonnaise Des Eaux                  1,236         129
Thomson CSF                              2,800          76
Total Sa                                 1,300         145
Unisor Sacilor                           6,900         114
                                                ----------
                                                     2,488

                                       SHARES      VALUE
                                       ------      -----
GERMANY - 9.1%
Allianz Ag                               2,100  $      468
Basf Ag                                  5,740         195
Bayer Ag                                 7,640         269
Bayerische Motoren Werke Ag                270         196
Commerzbank Ag                           6,460         220
Daimler Benz Ag                          2,920         196
Deutsche Bank Ag                         6,090         399
Deutsche Telekom Ag                     15,000         281
Henkel KGAA - Vorzug                     2,330         121
Hochtief Ag                              1,900          82
Hoechst Ag                               2,500          95
Man Ag                                     390         118
Mannesmann Ag                              420         178
Metro Ag                                 4,200         185
Muenchener Rueckver Ag-reg               1,050         306
Preussag Ag                                600         156
Rwe Ag                                   4,470         194
Schering Ag                              2,440         237
Siemens Ag                               4,770         294
Thyssen Ag                                 560         124
Veba Ag                                  5,070         283
Volkswagen Ag                              380         225
                                                ----------
                                                     4,822
HONG KONG - 1.2%
Cheung Kong (Hldgs)                     14,000          97
China Light & Power                      8,000          42
Citic Pacific Ltd                        7,000          34
Guoco Group Ltd                         13,000          28
Hang Seng Bank                           8,300          72
Hong Kong Telecomm                      35,600          68
Hong Kong & China Gas                   30,000          57
Hutchison Whampoa Ltd                   20,000         138

          See accompanying notes to the financial statements               56

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES      VALUE
                                       ------      -----
Sun Hung Kai Properties                  7,000  $       52
Swire Pacific                            4,000          21
Wharf Holdings                           7,000          14
                                                ----------
                                                       623
ITALY - 3.8%
Aeroporti Di Roma*                       2,000          18
Assicurazioni Generali                   8,700         195
Banca Commerciale Italiana              25,000          68
Credito Italiano ITL                    45,000         120
Danieli Risp (Savings)                  17,000          66
Edison Spa                               9,000          47
Ente Nazionale Idrocarburi              50,000         282
Fiat Spa-Priv                           76,890         127
Ina - Istitut Naz Assicur               41,000          66
Istituto Mobiliare Italinao             12,000         107
Italgas (Soc Ital)                      16,600          59
Mediobanca                               4,000          27
Montedison                             161,300         131
Rinascente                              13,800         103
Rinascente Savings (Risp)                9,000          30
Sai (Soc Assic) Di Risp                 11,000          40
Telecom Italia Mobile Di Risp           76,300         157
Telecom Italia Spa                      11,665          73
Telecom Italia-RNC                      53,314         216
Tim SPA                                 27,000         100
                                                ----------
                                                     2,032
JAPAN - 23.1%
Amada Co                                23,000         122
Asahi Glass Co Ltd                      27,000         182
Canon Inc                               19,000         461
Cannon Sales Co Inc                      7,000         127
Citizen Watch Co                        21,000         134
Dai Nippon Printing Co Ltd              21,000         419

                                       SHARES      VALUE
                                       ------      -----
Daiichi Pharm Co                        20,000  $      284
Daikin Industries                       23,000         137
Daiwa House                             11,000         106
Denso Corporation                       11,000         238
Fanuc Co                                 8,900         360
Fujitsu Ltd                             14,000         154
Hitachi                                 45,000         346
Honda Motor Co                           7,000         236
Hoya Corp.                               3,000         104
Inax                                    10,000          44
Ito-Yokado Co Ltd                        9,000         447
Kaneka Corp                             23,000         134
Keio Teito Electric Railway             26,000         109
Kinki Nippon Railway                    26,000         148
Kirin Brewery Co Ltd                    25,000         210
Kokuyo                                   7,000         165
Kuraray Co Ltd                          27,000         242
Kyocera Corp 1st Sec                     2,700         155
Marui Co.                               12,000         203
Matsushita Electric Indl Co             34,000         571
Mitsubishi Paper                        29,000          77
Ngk Insulators 1st Section              37,000         320
Nintendo                                 2,100         182
Nippon Meat Packer                      15,000         210
Nippon Steel Co 1st Sec                 18,000          37
Okumura                                 23,000         109
Osaka Gas                               44,000          97
Sankyo Co Ltd                           17,000         561
Sanwa Bank                               6,000          60
Secom                                    5,000         323
Seino Transportation                    16,000         138
Sekisui House Ltd 1st Sec               37,000         317
Sony Corp                                5,200         432

          See accompanying notes to the financial statements               57

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES      VALUE
                                       ------      -----
Sumitomo Bank                           24,000  $      255
Sumitomo Chemical Co.                   37,000         132
Sumitomo Electric                       19,000         251
Sumitomo Trust and Bkg                  13,000          99
Takeda Chemical                         14,000         382
TDK Corp                                 4,000         332
The Bank of Tokyo-Mitsubishi            21,000         274
Tokio Marine & Fire                     21,000         210
Tokyo Elec Pwr First Sec                 5,000          96
Tokyo Steel Mfg                         17,000         120
Tonen Corp                              17,000         127
Toray Industries Inc                    82,000         457
Toshiba Corp 1st Sec                    53,000         240
Toyo Suisan Kaisha                      12,000         108
Toyota Motor Corporation                12,000         334
Yamazaki Baking Co Ltd                  11,000         152
                                                ----------
                                                    12,270
MALAYSIA - 1.3%
Hume Industries  BHD                    16,000          31
Kuala Lumpur Kepon Berhad               32,000          76
Land & General Bhd                      22,000          10
Malayan Banking                         16,000          62
Malaysia Int Shipping                    9,000          15
Nestle (Malaysia) BHD                    7,000          35
New Straits Times Press                 13,000          28
Perusahaan Otomobil Nasional            10,000          24
Petronas Gas BHD                        18,000          48
Public Bank BHD                         14,000           8
Public Bank BHD-Foreign Mkt             16,000          10
Resorts World BHD                       15,000          27
Rothmans of Pall Mall BHD                6,000          48
Sime Darby Malay Regd                   47,000          67
Telekom Malaysia                        34,000          88

                                       SHARES      VALUE
                                       ------      -----

Tenaga Nasional BHD                     40,000  $       86
United Engineers                        12,000          28
UWM Holdings Berhad                      7,000           8
YTL Corp.                                6,000           6
YTL Corp BHD                            12,000          13
YTL Power Intl*                            500           0
                                                ----------
                                                       718
NETHERLANDS - 4.3%
Abn-Amro Holdings                        9,833         198
Akzo Nobel                                 300          53
Elsevier                                12,000         189
Heineken NV                                800         130
ING Groep                                5,799         243
KLM                                      1,523          52
Koninklijke Hoogovens                    1,037          47
KPN                                      5,743         220
Philips Electronics                      3,000         235
Royal Dutch Petrol                      13,300         704
Unilever                                 4,400         234
                                                ----------
                                                     2,305
NEW ZEALAND - 3.0%
Brierley Investments Ltd               314,000         243
Carter Holt Harvey Ltd                 108,000         189
Fletcher Challenge Building             36,000         109
Fletcher Challenge Energy               40,000         180
Fletcher Challenge Paper                71,000         117
Fletcher Forestry Shares                76,880          74
Telecom Corp of New Zealand            144,000         699
                                                ----------
                                                     1,611
SINGAPORE - 1.8%
City Developments                       12,000          50
Dbs Land                                22,000          37
Dev Bank                                11,000         103

          See accompanying notes to the financial statements               58

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES      VALUE
                                       ------      -----
Elec & Eltek Intl Co. Ltd                2,000  $       14
Faser & Neave                            4,000          20
Hotel Properties                        39,000          30
Keppel Corporation                      13,750          44
Keppel Land Ltd                         15,000          21
Natsteel Ltd                             8,000          13
Overseas Chinese Bank                   19,600         109
Singapore Int'l Airlines, Regd          19,000         143
Singapore Press Hds                      7,000          97
Singapore Telecom                       88,000         140
UTD Overseas Bank                       20,000         111
Wing Tai Hldgs Sg                       16,000          20
                                                ----------
                                                       952
SPAIN - 2.1%
Acerinox Sa                                200          30
Banco Bilbao Vizcaya Sa                  4,500         121
Banco Central Hispanoamericano           3,000          56
Banco Popular Espanol                    1,200          71
Banco Santander                          3,600         101
Endesa Sa                                8,800         166
Fomento De Construcciones Y Ct           1,600          59
Gas Natural Sdg-E Sa                     1,600          74
Iberdrola                                7,700          92
Mapfre                                     800          37
Repsol Sa                                1,900          80
Tabacalera Sa                              200          14
Telefonica De Espana Ord                 5,500         150
Vallehermoso Sa                          1,100          28
Viscofan Envolturas                      1,500          31
                                                ----------
                                                     1,110
SWITZERLAND - 4.3%
Abb Ag                                      46          60
Alusuisse - Lonza                           65          58

                                       SHARES      VALUE
                                       ------      -----
Ciba Spezialitaten                         145  $       14
Credit Suisse Group                      1,582         224
Nestle Sa                                  186         263
Navartis - Reg Shs                         396         622
Roche Holding Ag0 Regd                      45         397
Sairgroup*                                  47          63
Schw Ruckversicherungs                     113         171
Schweiz Leb & Rentenanst                   108          73
Sulzer Gebuder Ag                           86          63
Ubs (Schw Bankgesellsch) Br                116         134
Zurich Versicherungs                       310         128
                                                ----------
                                                     2,270
UNITED KINGDOM - 21.5%
Abbey National Ord                      13,000         207
Bass Plc                                 8,000         111
Bat Industries                          62,000         544
Bg Plc                                  75,000         328
Billiton Plc*                           38,000         110
Booker Plc                              29,000         152
British Energy                          33,000         215
British Petroleum Ord                   37,303         548
British Steel Plc                      100,000         265
British Telecommunciations              58,000         439
BTR Ord                                 24,000          82
Cable and Wireless Ord                  14,000         111
Centrica Plc*                           53,000          74
Charter Plc                             12,846         180
Coats Viyella Plc                       52,000          95
Fki Plc                                 64,000         210
General Electric Co                     57,000         363
Glaxo Holdings Ord                      33,500         717
Grand Metropolitan Ord                  24,000         216
Great Universal Stores                  11,000         131

          See accompanying notes to the financial statements               59

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997


In thousands, except shares            SHARES      VALUE
                                       ------      -----
Guinness Ord                           23,000   $      206
Hanson Plc                             21,750          112
Hillsdown Holdings                     63,000          179
House of Fraser Plc                    68,000          244
Hsbc Holdings Ord                      14,000          351
Imperial Chemical Inds Ord              5,000           75
Inchcape                               36,000          131
Jefferson Smurfit Group Plc            51,702          153
Legal & General Group Plc              32,500          264
Lloyds TSB Group Plc                   51,000          623
Marks & Spencer Plc                    38,500          400
Mirror Group Plc                       45,000          149
National Westminster Bank Plc          13,000          188
Northern Foods Ord                     37,000          143
Peninsular & Orient Steam Nav          24,500          284
Reckitt & Colman Plc                    6,800          104
Redland Plc                            12,000           68
Reuters Holdings Ord                   14,000          152
Rio Tinto Plc                          14,000          182
RJB Mining Plc                         37,000          110
Royal Sun Alliance                     37,000          356
Sainsbury (J) Plc                       7,000           58
Scottish Hydro-electric Plc            15,000          108
Sears Ord                              87,000           88
Sedgwick Group Plc                     57,000          119
Smithkline Beecham Plc                 34,000          322
Tate & Lyle Ord                        16,000          122
Tesco                                  25,000          198
Thames Water Plc                       17,000          258
Unilever Ord                           16,000          119
Vodafone Group Ord                     23,000          126
Williams Holding Plc                   40,000          237

                                     PRINCIPAL
                                      AMOUNT
                                     OR SHARES     VALUE
                                     ---------     -----
Yorshire Water Plc                     13,259   $      103
                                                ----------
                                                    11,430
                                                ----------
Total Common Stocks -
Foreign - 92.2 % (cost - $47,763)                   49,022

COMMERCIAL PAPER - 6.6%
AUTO & TRUCK - 2.9%
Toyota Motor Credit
5.550%  due     11/19/97            $   1,557        1,553

BEVERAGE - 3.7%
Anheuser Busch Co.
5.650%  due     11/03/97                1,940        1,939
                                                ----------

Total Commercial Paper - 6.6%
(cost - $3,492)                                      3,492
                                                ----------

TOTAL INVESTMENTS - 98.8%
(cost - $51,255)                                    52,514

Cash, foreign currency and other assets,
less liabilities - 1.2%                                629
                                                ----------

TOTAL NET ASSETS - 100.0%                       $   53,143
                                                ==========

* Non-income producing security.



          See accompanying notes to the financial statements               60

                           INDUSTRY DIVERSIFICATION
                          INTERNATIONAL EQUITY FUND
                               OCTOBER 31, 1997

As a percentage of net assets

NON - U.S. EQUITIES
Aerospace & military technology                  0.15%
Appliances and household durable                 2.33
Automobiles                                      2.75
Banking                                         10.91
Beverages and tobacco                            1.59
Broadcasting and publishing                      1.65
Building materials and components                1.20
Business and public services                     4.15
Chemicals                                        3.66
Construction and housing                         1.30
Data processing and reproduction                 1.15
Electrical and electronics                       3.69
Electronic components                            1.79
Energy sources                                   6.02
Financial services                               0.92
Food and household products                      3.68
Forest products and paper                        1.42
Gold mines                                       0.07
Health and personal care                         7.05
Industrial components                            1.80
Insurance                                        5.39
Leisure and tourism                              0.49
Machinery and engineering                        1.05
Merchandising                                    4.43
Metals - steel                                   1.41
Metals  - non ferrous                            1.72
Miscellaneous materials and commodities          0.55
Multi-industry                                   4.59
Real estate                                      0.79
Recreation and other consumer goods              0.59
Telecommunications                               5.95
Textiles and apparel                             0.18
Transportation - airlines                        0.59


Transportation - road and rail                   0.96%
Transportation - shipping                        0.57
Utilities - electrical and gas                   5.16
Wholesale and international trade                0.55
                                              -------
                                                92.25
COMMERCIAL PAPER
Finance - Miscellaneous                          6.57

TOTAL INVESTMENTS                               98.82

Cash, foreign currency and other assets,
less liabilities                                 1.18

TOTAL NET ASSETS                               100.00%


          See accompanying notes to the financial statements               61

                             FINANCIAL HIGHLIGHTS
                          INTERNATIONAL EQUITY FUND

                                                                        YEAR           09/03/96
                                                                        ENDED           THROUGH
Selected per share data                                               10/31/97         10/31/96
                                                                      --------         --------
Net asset value, beginning of period...............................  $    10.20           10.00

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income......................................        0.11            0.02
        Net realized and unrealized gain...........................        1.05            0.21
                                                                     ----------       ---------
Total income from investment operations............................        1.16            0.23

LESS DISTRIBUTIONS:
        Dividends from net investment income.......................        0.02            0.03
        Distributions from net realized gain.......................        0.00            0.00
                                                                     ----------       ---------
Total distributions................................................        0.02            0.03
                                                                     ----------       ---------

Net asset value, end of period.....................................  $    11.34           10.20
                                                                     ==========       =========

Total return ......................................................       11.34%           2.32%**
                                                                     ==========       =========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...........................  $   53,143          25,177
Ratio to average net assets of:
        Expenses, net of waivers and reimbursements................        1.40%           1.46%*
        Expenses, before waivers and reimbursements................        1.61%           1.46%*
        Net investment income, net of waivers and reimbursements...        1.14%           1.52%*
        Net investment income, before waivers and reimbursements...        0.93%           1.52%*
Portfolio turnover rate............................................          27%              0%
Average commission rate paid per share.............................  $   0.0262          0.0264

*  Annualized
** Not annualized

          See accompanying notes to the financial statements               62

                     STATEMENT OF ASSETS AND LIABILITIES
                               REIT INDEX FUND
                               OCTOBER 31, 1997


In thousands, except per share data
ASSETS
        Investments in securities, at value (cost - $86,555).......................... $    99,753
        Dividends receivable..........................................................         179
        Receivable for fund shares sold...............................................           5
                                                                                       -----------
Total Assets..........................................................................      99,937

LIABILITIES
        Accrued expenses payable......................................................          30
        Investment advisory fees payable..............................................           8
                                                                                       -----------
Total Liabilities.....................................................................          38
                                                                                       -----------
Net Assets............................................................................ $    99,899
                                                                                       ===========
ANALYSIS OF NET ASSETS
        Paid in capital............................................................... $    83,785
        Accumulated net realized gain.................................................         594
        Net unrealized appreciation...................................................      13,198
        Undistributed net investment income...........................................       2,322
                                                                                       -----------
Net Assets............................................................................ $    99,899
                                                                                       ===========
Net Asset Value Per Share  (based on net assets of $99,899 and 7,299 shares
        issued and outstanding)....................................................... $     13.69
                                                                                       ===========

          See accompanying notes to the financial statements               63

                           STATEMENT OF OPERATIONS
                               REIT INDEX FUND
                     FOR THE YEAR ENDED OCTOBER 31, 1997

In thousands
INVESTMENT INCOME
        Dividends................................................   $     3,122
        Interest.................................................            33
                                                                    -----------
Total Investment Income                                                   3,155

EXPENSES
        Investment advisory fees.................................           382
        Fund administration fees.................................            32
        Fund accounting fees.....................................            31
        Registration fees........................................            25
        Custodian fees...........................................            23
        Transfer agent fees......................................            14
        Audit fees...............................................             7
        Legal fees...............................................             6
        Trustees fees............................................             3
        Other....................................................             3
                                                                    -----------
Total Expenses...................................................           526
Less:  Fee Waiver................................................           196
                                                                    -----------
Net Expenses.....................................................           330
                                                                    -----------
Net Investment Income............................................         2,825

NET REALIZED AND UNREALIZED GAIN
        Net realized gain on sale of investments.................           598
        Change in net unrealized appreciation on investments.....        12,744
                                                                    -----------
        Net realized and unrealized gain.........................        13,342
                                                                    -----------
Net Increase in Net Assets from Operations.......................   $    16,167
                                                                    ===========

          See accompanying notes to the financial statements               64

                     STATEMENTS OF CHANGES IN NET ASSETS
                               REIT INDEX FUND

                                                                       YEAR           09/03/96
                                                                       ENDED           THROUGH
In thousands                                                          10/31/97        10/31/96
                                                                      --------        --------
INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income....................................... $    2,825           136
        Net realized gain...........................................        598             0
        Change in net unrealized appreciation.......................     12,744           454
                                                                     ----------     ---------
        Increase in net assets from operations......................     16,167           590

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income.......................................       (639)            0
        Net realized gain...........................................         (4)            0
                                                                     ----------     ---------
        Total distributions.........................................       (643)            0

CAPITAL SHARE TRANSACTIONS
        Proceeds from sale of shares................................     66,295        25,100
        Reinvestment of distributions...............................        643             0
        Cost of shares redeemed.....................................     (8,253)            0
                                                                     ----------     ---------
        Increase in net assets from capital transactions............     58,685        25,100
                                                                     ----------     ---------

Increase in net assets..............................................     74,209        25,690
Net assets at beginning of period...................................     25,690             0
                                                                     ----------     ---------

Net assets at end of period......................................... $   99,899        25,690
                                                                     ==========     =========

Undistributed net investment income................................. $    2,322           136
                                                                     ==========     =========

          See accompanying notes to the financial statements               65

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                               OCTOBER 31,1997


In thousands, except shares                   SHARES        VALUE
                                              ------        ------
COMMON STOCKS - REAL ESTATE
INVESTMENT TRUSTS (REITs)
APARTMENTS - 22.3%
Ambassador Apartments, Inc                      10,755  $       231
AMLI Residential Prop                           16,945          394
Apartment Invest & Mgmt Co                      29,610        1,049
Associated Estates Realty                       17,570          403
Avalon Properties, Inc                          39,570        1,162
Bay Apartments Communities                      25,685        1,005
Berkshire Realty Co                             26,490          295
BRE Properties                                  38,480        1,056
Camden Property Trust                           32,609          978
Equity Residential Properties                   76,947        3,886
Essex Property Trust  Inc                       15,405          528
Evans Withycombe Residential                    21,110          533
Gables Residential Trust                        20,775          549
Home Properties of New York                      7,400          202
Irvine Apartment Community                      20,485          630
Merry Land & Investment Co                      40,395          881
MGI Properties Inc                              14,320          329
Mid-America Apart Community                     13,895          393
Oasis Residential Inc                           16,635          372
Post Properties Inc                             31,595        1,143
Security Capital Atlantic                       49,100        1,071
Security Capital Group Warrants                 11,824           57
Security Capital Pacific                        95,480        2,136
Smith, Charles E. Residential                   13,595          464
Summit Properties Inc                           23,915          495
Town & Country Trust                            16,235          295
United Dominion Realty Trust                    91,435        1,269
Walden Residential Props Inc                    18,035          440
                                                        -----------
                                                             22,246

                                              SHARES        VALUE
                                              ------        ------
DIVERSIFIED - 3.1%
Colonial Properties Trust                       22,010  $       624
Eastgroup Properties                            16,695          334
First Union Real Estate                         28,600          456
Glenborough Realty Trust Inc                    20,895          535
Pacific Gulf Properties                         14,920          338
Penn Real Estate Invest Trust                    8,955          219
Washington REIT                                 36,870          604
                                                        -----------
                                                              3,110
HOTEL - 10.4%
American General Hospitality                    15,260          416
Boykin Lodging Co.                               9,700          259
Equity Inns Inc                                 33,125          522
Felcor Suite Hotels                             37,690        1,380
Hospitality Properties Trust                    28,265        1,005
Innkeepers USA Trust                            34,050          568
Jameson Inns Inc                                10,055          116
Patriot American Hospitality                    68,498        2,260
RFS Hotel Investors Inc                         25,225          495
Sunstone Hotel Investors Inc                    21,345          375
Starwood Lodging Trust                          46,700        2,793
Winston Hotels                                  16,835          229
                                                        -----------
                                                             10,418
MANUFACTURED HOMES - 2.0%
Chateau Properties Inc                          26,190          779
Manufactured Home Community                     25,515          638
Sun Communities Inc                             16,835          587
                                                        -----------
                                                              2,004
OFFICE PROPERTY - 23.0%
Arden Realty Group Inc.                         36,700        1,119
Beacon Office Property                          57,215        2,410
Brandywine Realty Trust                         24,755          580

          See accompanying notes to the financial statements               66

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                               OCTOBER 31,1997


In thousands, except shares                   SHARES        VALUE
                                              ------        ------
Cali Realty Corp                                51,395  $     2,081
Carramerica Realty Corp                         68,715        2,049
Cousins Properties Inc                          30,240          949
Crescent Real Estate                           115,965        4,175
Duke Realty Investments Inc                     76,960        1,732
Highwoods Properties Inc                        47,220        1,629
Kilroy Realty Corp.                             24,500          649
Koger Equity, Inc                               21,760          471
Liberty Property Trust                          42,485        1,190
Parkway Properties Inc.                          9,600          326
Prentiss Properties Trust                       27,100          771
Reckson Assoc Realty Corp                       35,270          924
Spieker Properties Inc.                         48,750        1,907
                                                        -----------
                                                             22,962
OUTLET CENTERS - 1.8%
Chelsea GCA Realty Inc                          15,795          646
Horizon Group Inc                               24,625          328
Mills Corp                                      23,745          594
Tanger Factory Outlet Center                     7,800          222
                                                        -----------
                                                              1,790
REGIONAL MALL - 8.5%
Arbor Property Trust                            12,300          129
CBL & Associates Properties                     25,025          604
Crown American Realty                           28,665          271
General Growth Industries                       36,705        1,266
JP Realty Inc                                   18,310          446
Lexington Corp Prop                             13,245          200
Macerich Co                                     26,875          712
Prime Retail Inc                                26,735          399
Simon Debartolo Group Inc                      104,095        3,220
Taubman Centers Inc                             52,780          660
Urban Shopping Centers Inc                      17,410          564
                                                        -----------
                                                              8,471

                                              SHARES        VALUE
                                              ------        ------

SHOPPING CENTER - 13.1%
Alexander Haagen Properties                     14,130  $       237
Bradley Real Estate Inc.                        22,450          441
Burnham Pacific Properties Inc                  24,610          360
Developers Diversified                          27,900        1,102
FAC Realty Inc.                                 13,000          102
Federal Realty Investment Trust                 40,860        1,034
First Washington Realty Trust                    7,500          187
Glimcher Realty Trust                           22,650          503
IRT Property Co.                                33,580          411
JDN Realty Corp                                 16,070          548
Kimco Realty Corp                               41,920        1,341
Kranzco Realty Trust                            10,530          205
Mark Centers Trust                               8,755           78
Mid Atlantic Realty Trust                        8,000          108
New Plan Realty Trust                           60,970        1,456
The Price REIT, Inc.                            11,130          438
Regency Realty Corp                             23,005          592
Saul Centers Inc                                12,695          224
Vornado Realty Trust                            54,180        2,418
Weingarten Realty Investment                    27,865        1,109
Western Investment REIT                         17,945          250
                                                        -----------
                                                             13,144
STORAGE - 5.6%
Public Storage Inc                             106,505        2,929
Shurgard Storage Centers                        29,565          835
Sovran Self Storage Inc                         12,720          374
Storage Trust Realty                            13,195          337
Storage USA                                     28,365        1,076
                                                        -----------
                                                              5,551
TRIPLE NET LEASE - 4.1%
Commercial Net Lease Realty                     25,415          407
Excel Realty Trust Inc                          21,610          651

          See accompanying notes to the financial statements               67

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                               OCTOBER 31,1997


In thousands, except shares                   SHARES        VALUE
                                              ------        ------
Franchise Finance Corp                          43,160  $     1,114
National Golf Properties                        12,695          412
Realty Income Corp                              26,550          694
Trinet Corporate Realty Trust                   21,385          774
                                                        -----------
                                                              4,052
WAREHOUSE / INDUSTRIAL - 5.8%
Bedford Property Investors                      11,720          240
Centerpoint Properties Corp                     19,885          669
First Industrial Realty Trust                   37,405        1,295
Meridian Industrial Trust                       14,095          325
Security Capital Industrial                    112,630        2,766
Weeks Corp                                      18,295          549
                                                        -----------
                                                              5,844
                                                        -----------
Total Common Stocks- Real Estate
 Investment Trusts - 99.7% (cost - $86,394)                  99,592

                                             PRINCIPAL
                                              AMOUNT        VALUE
                                             ---------      -----
U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCY - 0.1%
Federal Home Loan Mortgage Corp
5.470%  due     12/11/97
(cost - $100)                                $     100  $        99

DEMAND NOTE
UTILITY - ELECTRICAL -0.0%
Wisconsin Electric
5.205%  due     11/03/97
(cost - $61)                                        61           61
                                                        -----------
TOTAL INVESTMENTS - 99.8%
(cost - $86,555)                                             99,752

Other assets less liabilities - 0.2%                            147
                                                        -----------
TOTAL NET ASSETS - 100.0%                               $    99,899
                                                        ===========




          See accompanying notes to the financial statements               68

                             FINANCIAL HIGHLIGHTS
                               REIT INDEX FUND

                                                                         YEAR             09/03/96
                                                                         ENDED            THROUGH
Selected per share data                                                 10/31/97          10/31/96
                                                                        --------          --------
Net asset value, beginning of period...............................  $       10.44           10.00

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income......................................           0.41            0.10
        Net realized and unrealized gain...........................           2.99            0.34
                                                                     -------------    ------------
Total income from investment operations............................           3.40            0.44

LESS DISTRIBUTIONS:
        Dividends from net investment income.......................           0.15            0.00
        Distributions from net realized gain.......................           0.00            0.00
                                                                     -------------    ------------
Total distributions................................................           0.15            0.00
                                                                     -------------    ------------

Net asset value, end of period.....................................  $       13.69           10.44
                                                                     =============    ============

Total return.......................................................          32.78%           4.40%**
                                                                     =============    ============

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...........................  $      99,899          25,690
Ratio to average net assets of:
        Expenses, net of waivers and reimbursements................           0.51%           1.20%*
        Expenses, before waivers and reimbursements................           0.82%           1.20%*
        Net investment income, net of waivers and reimbursements...           4.42%           5.97%*
        Net investment income, before waivers and reimbursements...           4.11%           5.97%*
Portfolio turnover rate............................................             22%              0%
Average commission rate paid per share.............................  $      0.0367          0.0270


* Annualized
** Not annualized

          See accompanying notes to the financial statements               69

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

1. DESCRIPTION OF ENTITY

Aon Funds (the "Trust"), a Delaware business trust organized on May 16, 1996, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of six Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, the S&P 500 Index Fund, the International Equity Fund, and the REIT Index Fund. For the period September 3, 1996 to February 28, 1997, the Funds operated with two share classes: Class Y, a no-load institutional class, and Class C, a no-load retail class. On February 28, 1997, Class C shares were exchanged for Class Y shares in proportion to their relative net asset value in a non-taxable transaction. There are an unlimited number of shares authorized with no par value.

The Trust was reorganized on September 3, 1996, prior to this date the Trust conducted business as Aon Asset Management Fund, Inc. Prior to the reorganization, Aon Asset Management Fund, Inc. consisted of two Funds: the Money Market Fund, and the Flexible Asset Allocation Fund. Upon reorganization, the shares of each existing Fund were designated Class Y shares and the Flexible Asset Allocation Fund was renamed the Asset Allocation Fund.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

        a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Fixed income / debt securities are valued by a pricing service that utilizes computerized pricing models which derive evaluated bid prices. Stock index futures are valued daily at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. The investments held by the Money Market Fund and other debt instruments that mature in 60 days or less are stated at amortized cost, which approximates fair value.

        b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is reported on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

        c) Foreign Currency Translation - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the last reported exchange rate on the London Stock Exchange on the day of the valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, and income receipts are translated into U.S. dollars using the last reported exchange rate at the close of the London Stock Exchange on the day of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on the statement of operations.

        d) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund, the International Equity Fund, and the S&P 500 Index Fund.

        e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3. INCOME TAXES

Each Fund intends to qualify as a "regulated investment company" under the provision of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund had capital loss carryovers of $31,132 for the tax year ended October 31, 1996 and $411,855 for the tax year ended October 31, 1997 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2004 and 2005, respectively.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                       .30%
Government Securities Fund              .45% of the first $100 million;
                                        .40% of the next $100 million;
                                        .35% of the next $100 million;
                                        .30% of the next $100 million;
                                        and .25% of amounts in excess of
                                        $400 million

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

Asset Allocation Fund                   .65% of the first $250 million;
                                        .55% of the next $250 million;
                                        and .45% of amounts in excess of
                                        $500 million
S&P 500 Index Fund                      .30%
International Equity Fund               .95% of the first $100 million;
                                        .90% of the next $100 million;
                                        and .85% of amounts in excess of
                                        $200 million
REIT Index Fund                         .60% of the first $100 million;
                                        .55% of the next $100 million;
                                        and .50% of amounts in excess of
                                        $200 million

The Investment Advisor voluntarily agreed to waive 0.15% of the investment advisory fee for the Money Market Fund for a net effective annual rate of .15% until April 30, 1997. Effective May 1, 1997, the Investment Advisor has voluntarily agreed to waive sufficient investment advisory fees to result in a net effective annual rate of .10% of the average daily net assets of the Money Market Fund, the Government Securities Fund, the S&P 500 Index Fund, and the REIT Index Fund, .25% of the average daily net assets of the Asset Allocation Fund, and between .55% and .60% of the average daily net assets of the International Equity Fund until February 28, 1998.

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                       1.00%
Government Securities Fund              1.50% of the first $30 million;
                                        and 1.25% in excess of $30 million
Asset Allocation Fund                   1.25%
S&P 500 Index Fund                      .75%
International Equity Fund               1.75% of the first $30 million;
                                        and 1.50% in excess of $30 million
REIT Index Fund                         1.50% of the first $30 million;
                                        and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of 0.05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the year ended October 31, 1997, the Trust incurred expenses totaling $47,210 for compensation of unaffiliated trustees.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

5. CAPITAL SHARE TRANSACTIONS

Capital stock transactions were as follows:

                                             MONEY MARKET            GOVERNMENT SECURITIES             ASSET ALLOCATION
In thousands                                     FUND                         FUND                           FUND
                                         SHARES          AMOUNT       SHARES        AMOUNT          SHARES         AMOUNT
                                       ----------   -------------     -----       ---------         ------     -----------
Balance at October 31, 1995               420,094   $     420,094         0       $       0          6,127     $    68,850

        Shares sold                     4,625,263       4,625,263     3,961          40,000          1,464          18,179
        Dividend reinvestments              6,166           6,166         5              52            135           1,695
                                       ----------   -------------     -----       ---------         ------     -----------
        Total issued                    4,631,429       4,631,429     3,966          40,052          1,599          19,874
        Shares redeemed                (4,656,419)     (4,656,419)        0               0           (801)        (10,077)
                                       ----------   -------------     -----       ---------         ------     -----------
        Net change in shares              (24,990)        (24,990)    3,966          40,052            798           9,797
                                       ----------   -------------     -----       ---------         ------     -----------

Balance at October 31, 1996               395,104         395,104     3,966          40,052          6,925          78,647

        Shares sold                     6,575,729       6,575,729     5,890          60,676          5,318          72,743
        Dividend reinvestments             12,754          12,754       442           4,504            377           5,130
                                       ----------   -------------     -----       ---------         ------     -----------
        Total issued                    6,588,483       6,588,483     6,332          65,180          5,695          77,873
        Shares redeemed                (6,217,231)     (6,217,231)     (344)         (3,475)        (2,686)        (36,820)
                                       ----------   -------------     -----       ---------         ------     -----------
        Net change in shares              371,252         371,252     5,988          61,705          3,009          41,053
                                       ----------   -------------     -----       ---------         ------     -----------

Balance at October 31, 1997               766,356   $     766,356     9,954       $ 101,757          9,934     $   119,700
                                       ==========   =============     =====       =========         ======     ===========


                                           S&P 500 INDEX               INTERNATIONAL EQUITY                REIT INDEX
                                                FUND                           FUND                           FUND
                                       SHARES         AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                       ------         ------          ------          ------         ------         ------
Balance at October 31, 1995                 0       $       0              0       $       0              0       $       0

        Shares sold                     2,400          25,000          2,469          25,000          2,460          25,100
        Dividend reinvestments              0               0              0               0              0               0
                                       ------       ---------         ------       ---------         ------       ---------
        Total issued                    2,400          25,000          2,469          25,000          2,460          25,100
        Shares redeemed                     0               0              0               0              0               0
                                       ------       ---------         ------       ---------         ------       ---------
        Net change in shares            2,400          25,000          2,469          25,000          2,460          25,100
                                       ------       ---------         ------       ---------         ------       ---------

Balance at October 31, 1996             2,400          25,000          2,469          25,000          2,460          25,100

        Shares sold                     7,854          92,357          2,493          27,669          5,486          66,295
        Dividend reinvestments             16             182             13             134             53             643
                                       ------       ---------         ------       ---------         ------       ---------
        Total issued                    7,870          92,539          2,506          27,803          5,539          66,938
        Shares redeemed                (1,888)        (25,005)          (288)         (3,167)          (700)         (8,253)
                                       ------       ---------         ------       ---------         ------       ---------
        Net change in shares            5,982          67,534          2,218          24,636          4,839          58,685
                                       ------       ---------         ------       ---------         ------       ---------

Balance at October 31, 1997             8,382       $  92,534          4,687       $  49,636          7,299       $  83,785
                                       ======       =========         ======       =========         ======       =========

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

6. INVESTMENTS

Investment transactions for the year ended October 31, 1997, including maturities and excluding short-term investments, were as follows:

                                                       PROCEEDS
In Thousands                          PURCHASES       FROM SALES
                                      ---------       ----------
Government Securities Fund            $ 153,003          95,114
Asset Allocation Fund                   103,273          77,549
S&P 500 Index Fund                       78,652          11,721
International Equity Fund                37,606          14,178
REIT Index Fund                          75,013          13,743

Total                                 $ 447,547         212,305

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1997 were as follows:

                               GOVERNMENT    ASSET     S&P 500  INTERNATIONAL    REIT
In Thousands                   SECURITIES  ALLOCATION   INDEX       EQUITY       INDEX
                                  FUND        FUND       FUND        FUND        FUND
                               ----------------------  ----------------------   -------
Gross unrealized appreciation  $ 3,062       41,424     22,390       5,736      13,567
Gross unrealized depreciation        0       (2,689)    (2,047)     (4,477)       (369)
                               -------       ------     ------      ------      ------
Net unrealized appreciation    $ 3,062       38,735     20,343       1,259      13,198
                               =======       ======     ======      ======      ======

At October 31, 1997, the identified cost of investments for federal income tax purposes was as follows:

In Thousands

Money Market Fund              $  768,265
Government Securities Fund         99,913
Asset Allocation Fund             125,673
S&P 500 Index Fund                 98,177
International Equity Fund          51,275
REIT Index Fund                    86,701
                               ----------
Total                          $1,230,004
                               ==========

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

7. WRITTEN COVERED CALL OPTIONS

The Asset Allocation Fund wrote covered call options during the year ended October 31, 1997 receiving premiums that provide a partial hedge against declining stock prices. Transactions in options written for the year ended October 31, 1997 for the Asset Allocation Fund were as follows:

                                             CONTRACTS      PREMIUMS
                                             ---------      --------
Options outstanding, beginning of year              0     $        0
Options written                                   200        121,696
Options expired                                     0              0
Options closed                                      0              0
Options assigned                                    0              0
                                                -----     ----------
Options outstanding, end of year                  200     $  121,696
                                                =====     ==========


At October 31, 1997, common stock valued at $617,600 was held by the custodian in connection with the following covered call options written by the Asset Allocation Fund.


                                                        SHARES
                                           EXERCISE     SUBJECT
Common Stock                   EXPIRATION    PRICE      TO CALL    VALUE
                               ----------  --------     -------    -----
Powerwave Technology, Inc.      11/21/97     $  35       10,000  $  11,875
Powerwave Technology, Inc.      11/21/97        45       10,000      1,875
                                                                 ---------
        Total                                                    $  13,750
                                                                 =========
8. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the year ended October 31, 1997, was the Fund's custodian.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

The International Equity Fund had the following open forward foreign currency contracts at October 31, 1997, settling on March 12, 1998:

                                                                                 UNREALIZED
                                                LOCAL      CONTRACT             APPRECIATION
In Thousands                                   CURRENCY     AMOUNT    VALUE    (DEPRECIATION)
                                               --------    --------   -----    --------------
Forward Foreign Currency Sale Contracts:
        Australian Dollar                       1,700     $ 1,247   $ 1,199        $  48
        Belgian Franc                          44,000       1,186     1,248          (62)
        British Pound                           2,000       3,152     3,335         (183)
        German Deutschemark                       650         363       380          (17)
        Hong Kong Dollar                        5,900         756       748            8
        Malaysinan Ringgit                      1,450         493       428           65
        Singapore Dollar                          800         535       507           28

Forward Foreign Currency Buy Contracts:
        Canadian Dollar                         1,250         912       893          (19)
        Danish Kronor                           3,400         497       523           26
        French Franc                            6,400       1,061     1,118           57
        Hong Kong Dollar                        1,200         153       153            0
        Netherlands Guilder                       950         476       494           18
        Swedish Kronor                         10,400       1,342     1,393           51
        Swiss Franc                             1,900       1,302     1,380           78
                                                                                   -----
Total                                                                              $  98
                                                                                   =====

9. FUTURES CONTRACTS

The S&P 500 Index Fund invests in stock index futures contracts to rapidly adjust exposure to the S&P 500 Index in anticipation of investing cash balances or cash flow into the Fund in appropriate common stocks or in anticipation of liquidating appropriate common stocks to meet expected redemption requests. The use of stock index futures also lowers the transaction costs of the Fund. The Fund bears the market risk arising from
changes in the value of the futures.   At the time the Fund enters into a
futures contact, it is required to make a margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made between the Fund and the broker on a periodic basis. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS

At October 31, 1997, the S&P 500 Index Fund had the following open futures contracts:
                                            CONTRACT               UNREALIZED
                                             AMOUNT      VALUE         LOSS
                                            --------     -----     ----------
Index Futures Buy Contracts
  S&P 500 Index December 97; 7 contracts   $3,330,244   3,234,000   $  96,244


The value of U.S. Government Treasury Bills pledged to cover margin requirements for open futures positions at October 31, 1997 was $297,282.










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